Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 59.5%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	12,959	$378,403

Agricultural Biotech - 0.3%

Corteva, Inc.	12,422	579,114

Apparel Manufacturers - 0.7%

Deckers Outdoor Corp.†	3,384	1,118,141

Applications Software - 1.7%

Microsoft Corp.	9,902	2,334,595
Roper Technologies, Inc.	1,557	628,000

		2,962,595

Athletic Equipment - 0.4%

YETI Holdings, Inc.†	9,405	679,135

Athletic Footwear - 0.3%

NIKE, Inc., Class B	3,970	527,573

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	4,000	234,200

Auto-Cars/Light Trucks - 0.3%

Ferrari NV	2,500	523,200

Auto-Heavy Duty Trucks - 0.7%

PACCAR, Inc.	7,922	736,112
Volvo AB ADR	19,000	484,120

		1,220,232

Auto/Truck Parts & Equipment-Original - 0.9%

Autoliv, Inc.†	1,726	160,173
Linamar Corp.	1,160	68,389
Magna International, Inc.	14,868	1,308,978

		1,537,540

Banks-Commercial - 1.4%

Banco Bilbao Vizcaya Argentaria SA ADR	30,000	156,600
Bank OZK	7,125	291,056
Cathay General Bancorp	1,540	62,801
Cullen/Frost Bankers, Inc.	2,636	286,691
East West Bancorp, Inc.	1,593	117,564
First Republic Bank	4,088	681,674
ING Groep NV ADR	29,000	354,670
Nordea Bank Abp ADR	40,000	398,400
ServisFirst Bancshares, Inc.	1,044	64,029
Washington Trust Bancorp, Inc.	718	37,070

		2,450,555

Banks-Super Regional - 0.7%

PNC Financial Services Group, Inc.	6,680	1,171,739

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.	9,136	433,595

Beverages-Non-alcoholic - 0.7%

Coca-Cola Co.	10,752	566,738
Keurig Dr Pepper, Inc.	15,903	546,586

		1,113,324

Beverages-Wine/Spirits - 0.3%

Diageo PLC ADR	3,000	492,630

Brewery - 0.2%

Ambev SA ADR	138,000	378,120

Building & Construction Products-Misc. - 0.2%

James Hardie Industries PLC ADR	9,600	293,568

Building & Construction-Misc. - 0.0%

Comfort Systems USA, Inc.	277	20,711

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	912	284,170

Building-Mobile Home/Manufactured Housing - 0.0%

LCI Industries	604	79,897

Building-Residential/Commercial - 0.0%

MDC Holdings, Inc.	635	37,719

Cable/Satellite TV - 0.4%

Cable One, Inc.	235	429,665
Comcast Corp., Class A	5,064	274,013

		703,678

Cellular Telecom - 0.7%

T-Mobile US, Inc.†	8,822	1,105,308

Chemicals-Diversified - 0.7%

Croda International PLC ADR	8,000	358,960
FMC Corp.	3,417	377,954
Huntsman Corp.	2,623	75,621
PPG Industries, Inc.	2,706	406,604

		1,219,139

Chemicals-Specialty - 0.3%

Givaudan SA ADR	7,000	540,557
H.B. Fuller Co.	480	30,197

		570,754

Coatings/Paint - 0.0%

RPM International, Inc.	560	51,436

Commercial Services - 0.0%

John Wiley & Sons, Inc., Class A	818	44,336

Commercial Services-Finance - 0.8%

Experian PLC ADR	10,000	344,700
Morningstar, Inc.	1,353	304,479
PayPal Holdings, Inc.†	3,088	749,890

		1,399,069

Computer Services - 0.2%

Amdocs, Ltd.	3,986	279,618
Leidos Holdings, Inc.	410	39,475

		319,093

Computers - 1.2%

Apple, Inc.	16,903	2,064,701

Containers-Metal/Glass - 0.5%

Ball Corp.	9,332	790,794

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	404	54,330

Cosmetics & Toiletries - 0.3%

Unilever PLC ADR	8,000	446,640

Data Processing/Management - 0.6%

Fair Isaac Corp.†	1,344	653,251
Fidelity National Information Services, Inc.	2,469	347,166

		1,000,417

Diagnostic Equipment - 0.4%

Thermo Fisher Scientific, Inc.	1,394	636,194

Disposable Medical Products - 0.4%

CONMED Corp.	659	86,059

Teleflex, Inc.	1,325	550,484

		636,543

Diversified Banking Institutions - 1.6%

Bank of America Corp.	7,820	302,556
BNP Paribas SA ADR†	6,000	183,604
JPMorgan Chase & Co.	12,014	1,828,891
Morgan Stanley	5,785	449,263

		2,764,314

Diversified Manufacturing Operations - 0.9%

3M Co.	498	95,955
EnPro Industries, Inc.	407	34,705
Parker-Hannifin Corp.	2,820	889,512
Trane Technologies PLC	2,787	461,416

		1,481,588

Drug Delivery Systems - 0.5%

Becton Dickinson & Co.	3,684	895,765

E-Commerce/Products - 0.6%

Amazon.com, Inc.†	340	1,051,987

E-Commerce/Services - 0.2%

Rightmove PLC†	39,075	313,624

Electric Products-Misc. - 0.4%

Littelfuse, Inc.	2,238	591,817

Electric-Distribution - 0.1%

Sempra Energy	1,467	194,495

Electric-Integrated - 1.8%

ALLETE, Inc.	1,077	72,364
Alliant Energy Corp.	7,612	412,266
CLP Holdings, Ltd. ADR	36,000	354,600
Eversource Energy	3,608	312,417
IDACORP, Inc.	305	30,491
NextEra Energy, Inc.	16,445	1,243,406
Portland General Electric Co.	228	10,823
WEC Energy Group, Inc.	3,870	362,193
Xcel Energy, Inc.	5,036	334,944

		3,133,504

Electronic Components-Misc. - 0.1%

Hubbell, Inc.	360	67,281
nVent Electric PLC	2,708	75,580

		142,861

Electronic Components-Semiconductors - 0.9%

Microchip Technology, Inc.	9,129	1,417,004
Monolithic Power Systems, Inc.	106	37,440

		1,454,444

Electronic Forms - 0.5%

Adobe, Inc.†	1,714	814,784

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.†	2,594	287,467

Enterprise Software/Service - 1.1%

Black Knight, Inc.†	6,922	512,159
ManTech International Corp., Class A	187	16,260
salesforce.com, Inc.†	2,356	499,166
SAP SE ADR	3,927	482,196
Tyler Technologies, Inc.†	727	308,633

		1,818,414

Entertainment Software - 0.2%

Activision Blizzard, Inc.	3,301	306,993

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	351	20,414

Finance-Credit Card - 1.1%

Discover Financial Services	8,899	845,316
Visa, Inc., Class A	4,982	1,054,839

		1,900,155

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	8,682	565,893

Finance-Leasing Companies - 0.1%

PROG Holdings, Inc.	5,385	233,117

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	403	40,590

Finance-Other Services - 1.0%

Deutsche Boerse AG ADR	23,000	380,696
Hong Kong Exchanges & Clearing, Ltd. ADR	11,000	653,290
Nasdaq, Inc.	4,658	686,869

		1,720,855

Financial Guarantee Insurance - 0.0%

Assured Guaranty, Ltd.	1,534	64,857

Food-Meat Products - 0.5%

Hormel Foods Corp.	11,244	537,238
Tyson Foods, Inc., Class A	5,303	394,013

		931,251

Food-Misc./Diversified - 0.2%

Ingredion, Inc.	791	71,127
Orkla ASA ADR	33,500	331,650

		402,777

Gas-Distribution - 0.1%

ONE Gas, Inc.	1,509	116,057
Spire, Inc.	331	24,458

		140,515

Golf - 0.1%

Acushnet Holdings Corp.	2,119	87,578

Industrial Gases - 0.7%

Air Liquide SA ADR	14,000	457,380
Air Products & Chemicals, Inc.	2,604	732,609

		1,189,989

Instruments-Controls - 0.7%

Honeywell International, Inc.	5,465	1,186,287

Insurance-Life/Health - 0.2%

AIA Group, Ltd. ADR	7,500	368,175

Insurance-Multi-line - 0.6%

Allianz SE ADR	20,000	511,600

Chubb, Ltd.	3,234	510,875

		1,022,475

Insurance-Property/Casualty - 1.0%

Fidelity National Financial, Inc.	22,539	916,436
James River Group Holdings, Ltd.	1,389	63,366
Markel Corp.†	251	286,045
Progressive Corp.	4,082	390,280

		1,656,127

Insurance-Reinsurance - 0.5%

Swiss Re AG ADR	33,070	816,498

Internet Content-Entertainment - 0.4%

Facebook, Inc., Class A†	2,520	742,216

Investment Management/Advisor Services - 0.9%

BlackRock, Inc.	1,999	1,507,166
Raymond James Financial, Inc.	700	85,792

		1,592,958

Machine Tools & Related Products - 0.4%

Lincoln Electric Holdings, Inc.	4,985	612,856

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	388	89,966
Epiroc AB ADR	17,087	386,508
Komatsu, Ltd. ADR	16,223	506,644

		983,118

Machinery-Farming - 0.9%

Deere & Co.	3,905	1,461,017

Machinery-General Industrial - 0.6%

Crane Co.	670	62,919
Kone Oyj ADR	14,755	602,373
Nordson Corp.	2,069	411,069

		1,076,361

Medical Instruments - 1.1%

Bio-Techne Corp.	362	138,259
Edwards Lifesciences Corp.†	5,583	466,962
Medtronic PLC	10,361	1,223,945

		1,829,166

Medical Products - 1.4%

Abbott Laboratories	6,660	798,134
Coloplast A/S ADR	27,990	423,769
Hill-Rom Holdings, Inc.	401	44,302
Sonova Holding AG ADR†	8,274	438,398
STERIS PLC	2,827	538,487
Varian Medical Systems, Inc.†	567	100,093

		2,343,183

Medical-Biomedical/Gene - 0.3%

CSL, Ltd. ADR	4,762	482,152

Medical-Drugs - 2.7%

Eli Lilly & Co.	2,607	487,040
Merck & Co., Inc.	14,827	1,143,014
Novartis AG ADR	8,337	712,647
Novo Nordisk A/S ADR	4,700	316,874
Pfizer, Inc.	8,932	323,606
Phibro Animal Health Corp., Class A	703	17,153
Roche Holding AG ADR	38,936	1,579,244

		4,579,578

Medical-HMO - 0.4%

UnitedHealth Group, Inc.	1,911	711,026

Medical-Hospitals - 0.3%

Universal Health Services, Inc., Class B	3,676	490,342

Metal Processors & Fabrication - 0.0%

Timken Co.	884	71,754

Non-Hazardous Waste Disposal - 0.2%

Waste Connections, Inc.	2,711	292,734

Office Supplies & Forms - 0.3%

Avery Dennison Corp.	3,198	587,313

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	6,710	180,902

Oil Companies-Exploration & Production - 0.6%

Cimarex Energy Co.	5,605	332,881
Diamondback Energy, Inc.	588	43,212
EOG Resources, Inc.	6,101	442,506
Whiting Petroleum Corp.†	3,847	136,376

		954,975

Oil Companies-Integrated - 1.2%

Chevron Corp.	14,647	1,534,859
Royal Dutch Shell PLC, Class B ADR	12,500	460,375

		1,995,234

Oil Refining & Marketing - 0.5%

HollyFrontier Corp.	4,278	153,067
Marathon Petroleum Corp.	8,539	456,751
Neste Oyj ADR	7,000	186,410

		796,228

Pipelines - 0.3%

Enterprise Products Partners LP	17,465	384,579
Targa Resources Corp.	1,362	43,244

		427,823

Power Converter/Supply Equipment - 0.3%

Schneider Electric SE ADR	17,239	524,410

Private Equity - 0.5%

KKR & Co., Inc., Class A	16,569	809,396

Real Estate Investment Trusts - 2.3%

Agree Realty Corp.	678	45,636
Alexandria Real Estate Equities, Inc.	7,114	1,168,830
American Tower Corp.	1,565	374,129
Camden Property Trust	208	22,861
CyrusOne, Inc.	7,045	477,087
Digital Realty Trust, Inc.	3,368	474,349
EastGroup Properties, Inc.	320	45,850
Four Corners Property Trust, Inc.	1,404	38,470
Granite Real Estate Investment Trust	874	53,148
Medical Properties Trust, Inc.	3,011	64,074
National Health Investors, Inc.	303	21,901
Prologis, Inc.	4,684	496,504
Realty Income Corp.	4,973	315,786
STORE Capital Corp.	6,422	215,137

Terreno Realty Corp.	2,472	142,807

		3,956,569

Real Estate Management/Services - 0.2%

Daito Trust Construction Co., Ltd. ADR	10,000	291,500

Recreational Vehicles - 0.3%

Brunswick Corp.	4,936	470,746

Retail-Apparel/Shoe - 0.3%

Lululemon Athletica, Inc.†	1,537	471,413

Retail-Discount - 0.9%

Costco Wholesale Corp.	3,798	1,338,719
Target Corp.	1,101	218,075

		1,556,794

Retail-Gardening Products - 0.5%

Tractor Supply Co.	4,859	860,432

Retail-Restaurants - 0.2%

Papa John’s International, Inc.	370	32,797
Starbucks Corp.	3,559	388,892

		421,689

Rubber-Tires - 0.5%

Bridgestone Corp. ADR	38,600	785,510

Savings & Loans/Thrifts - 0.2%

Washington Federal, Inc.	10,943	337,044

Security Services - 0.3%

Secom Co., Ltd. ADR	21,600	453,600

Semiconductor Components-Integrated Circuits - 0.8%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,924	1,292,091

Semiconductor Equipment - 1.7%

ASML Holding NV	900	555,624
Lam Research Corp.	1,574	936,908
MKS Instruments, Inc.	657	121,821
Teradyne, Inc.	5,449	663,034
Tokyo Electron, Ltd. ADR	5,300	579,025

		2,856,412

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	283	58,255

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.	7,097	619,923
Reckitt Benckiser Group PLC ADR	22,000	400,180

		1,020,103

Telecom Services - 0.7%

BCE, Inc.	21,170	955,614
Telenor ASA ADR	14,179	250,826

		1,206,440

Telephone-Integrated - 0.4%

Verizon Communications, Inc.	11,974	696,288

Textile-Apparel - 0.3%

LVMH Moet Hennessy Louis Vuitton SE ADR	4,000	535,360

Textile-Products - 0.0%

Albany International Corp., Class A	728	60,766

Tools-Hand Held - 0.3%

MSA Safety, Inc.	381	57,158
Snap-on, Inc.	2,077	479,247

		536,405

Toys - 0.8%

Hasbro, Inc.	7,559	726,571
Nintendo Co., Ltd. ADR	8,500	601,800

		1,328,371

Transport-Rail - 0.6%

Union Pacific Corp.	4,554	1,003,747

Transport-Services - 0.5%

Expeditors International of Washington, Inc.	8,503	915,688

Water - 0.1%

Essential Utilities, Inc.	5,570	249,257

Web Portals/ISP - 0.7%

Alphabet, Inc., Class A†	606	1,249,887

Total Common Stocks
(cost $71,540,276)		101,317,312

EXCHANGE-TRADED FUNDS - 8.9%

Invesco Preferred ETF	350,100	5,251,500
Invesco QQQ Trust ETF, Series 1	18,300	5,840,079
Schwab U.S. TIPS ETF	34,300	2,097,788
Vanguard Global ex-U.S. Real Estate ETF	33,500	1,867,960

Total Exchange-Traded Funds
(cost $12,261,463)		15,057,327

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.2%
Banks-Super Regional - 0.2%

PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1) (cost $249,136)	$250,000	253,575

ASSET BACKED SECURITIES - 2.7%
Diversified Financial Services - 2.7%

American Express Credit Account Master Trust FRS Series 2019-4, Class A 0.35% (1 ML+0.24%) due 04/15/2024	316,000	316,295
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	204,019
Barclays Dryrock Issuance Trust FRS Series 2018-1, Class A 0.44% (1 ML+0.33%) due 07/15/2024	150,000	150,193
BMW Vehicle Lease Trust Series 2021-1, Class A2 0.20% due 03/27/2023	100,000	99,976
Carmax Auto Owner Trust Series 2021-1, Class A2A 0.22% due 02/15/2024	100,000	99,959

CCG Receivables Trust Series 2021-1, Class A2 0.30% due 06/14/2027*	100,000	99,908
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	100,000	99,603
Chase Issuance Trust FRS Series 2018-A1, Class A1 0.31% (1 ML+0.20%) due 04/17/2023	211,000	211,014
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(3)	217,146	230,413
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.74% due 06/10/2047(2)(4)	250,000	260,021
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	57,517	59,006
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	54,674	56,294
CSMC Trust VRS Series 2015-1, Class B2 3.93% due 01/25/2045*(2)(3)	65,408	68,106
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	250,878
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(4)	111,951	112,629
HPEFS Equipment Trust Series 2021-1A, Class A2 0.27% due 03/20/2031*	100,000	99,985
JP Morgan Mtg. Trust VRS Series 2021-1, Class A4 2.50% due 06/25/2051*(2)(3)	97,285	99,422
JPMorgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(3)	4,618	4,624
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(3)	68,312	69,042
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	486	485
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.78% due 08/25/2047*(2)(3)	175,818	182,066
JPMorgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(3)	19,108	19,536
MMAF Equipment Finance LLC Series 2019-A, Class A2 2.84% due 01/10/2022*	1,429	1,430
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	33,334	33,483
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(3)	83,598	92,038
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.51% due 08/25/2055*(2)(3)	70,019	75,770
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	254,095
Santander Drive Auto Receivables Trust Series 2021-1, Class A2 0.29% due 11/15/2023	200,000	200,022
Santander Drive Auto Receivables Trust Series 2021-1, Class A3 0.32% due 09/16/2024	50,000	49,975
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(3)	13,677	13,683
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(3)	49,034	49,784
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(3)	45,865	47,199
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 0.38% (3 ML+0.20%) due 12/15/2039	85,735	84,044
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	161,739
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	264,209
Verizon Owner Trust Series 2020-A, Class A1A 1.85% due 07/22/2024	200,000	204,003
Verizon Owner Trust Series 2018-A, Class A1A 3.23% due 04/20/2023	30,713	31,014
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-4, Class A3 3.50% due 09/25/2049*(2)(3)	59,367	59,691
Westlake Automobile Receivables Trust Series 2020-2A, Class A2A 0.93% due 02/15/2024*	188,954	189,474

Total Asset Backed Securities
(cost $4,553,422)		4,605,127

U.S. CORPORATE BONDS & NOTES - 16.8%
Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	288,397

Airlines - 0.3%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	158,338	158,308
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	312,931	313,815

		472,123

Auto-Cars/Light Trucks - 0.2%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	261,460

Auto/Truck Parts & Equipment-Original - 0.1%

Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	248,750

Banks-Commercial - 0.1%

Fifth Third Bank Senior Notes 2.25% due 02/01/2027	250,000	258,771

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	250,000	259,991
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	263,660

		523,651

Banks-Super Regional - 0.5%

US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	545,757
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	272,421

		818,178

Brewery - 0.5%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	585,337
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	250,000	277,733

		863,070

Cable/Satellite TV - 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	250,000	254,800
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	272,632
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	261,638
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	325,256

		1,114,326

Cellular Telecom - 0.5%

Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	100,000	100,596
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	278,429
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	285,625
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	250,000	267,675

		932,325

Chemicals-Diversified - 0.3%

Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	223,039
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	270,109

		493,148

Chemicals-Specialty - 0.1%

H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	250,000	254,015

Computers - 0.3%

Apple, Inc. Senior Notes 1.13% due 05/11/2025	300,000	301,840
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	272,683

		574,523

Containers-Paper/Plastic - 0.5%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	522,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	307,633

		830,133

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc. Senior Notes 0.38% due 03/01/2023	50,000	49,843

Diversified Banking Institutions - 1.4%

Bank of America Corp. FRS Senior Notes 1.38% (3 ML+1.16%) due 01/20/2023	250,000	251,955
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	273,939
Citigroup, Inc. FRS Senior Notes 1.62% (3 ML+1.43%) due 09/01/2023	200,000	203,201
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	250,000	281,539
Goldman Sachs Group, Inc. Senior Notes 1.09% due 12/09/2026	250,000	244,866
Goldman Sachs Group, Inc. FRS Senior Notes 1.33% (3 ML+1.11%) due 04/26/2022	250,000	250,143
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	271,943
Morgan Stanley FRS Senior Notes 1.62% (3 ML+1.40%) due 04/21/2021	250,000	250,165
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	306,926

		2,334,677

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	579,410

Electric-Integrated - 1.9%

Alliant Energy Finance LLC Company Guar. Notes 3.75% due 06/15/2023*	216,000	230,113
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	524,677
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	250,000	271,155
Dominion Energy, Inc. Junior Sub. Notes 2.72% due 08/15/2021	250,000	252,080
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	631,689
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	274,723
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	985,000

		3,169,437

Electric-Transmission - 0.4%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	618,326

Electronic Components-Semiconductors - 0.1%

Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	100,000	103,614

Enterprise Software/Service - 0.2%

Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	268,281

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	250,000	287,459

Food-Misc./Diversified - 0.2%

Nestle Holdings, Inc. Company Guar. Notes 0.38% due 01/15/2024*	150,000	149,360
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	250,475

		399,835

Instruments-Controls - 0.1%

Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	250,000	250,229

Insurance-Multi-line - 0.1%

Allstate Corp. FRS Senior Notes 0.88% (3 ML+0.63%) due 03/29/2023	250,000	251,999

Insurance-Mutual - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	212,663

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	600,765

Medical Products - 0.2%

Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	262,500

Medical-Biomedical/Gene - 0.4%

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	204,145
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023	250,000	250,273
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	271,492

		725,910

Medical-Drugs - 0.3%

Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	500,000	549,489

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	250,000	268,483

Medical-Hospitals - 0.2%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	250,000	272,206

Multimedia - 0.1%

Walt Disney Co. Company Guar. Notes 1.75% due 01/13/2026	250,000	255,591

Non-Hazardous Waste Disposal - 0.3%

Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	260,937
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	255,938

		516,875

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	547,980

Oil Companies-Exploration & Production - 0.3%

Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	271,872
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	221,175

		493,047

Paper & Related Products - 0.1%

Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*	100,000	101,457

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	263,781
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	250,000	283,825

		547,606

Physical Therapy/Rehabilitation Centers - 0.2%

Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031	400,000	414,000

Pipelines - 1.3%

Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	247,115
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	307,921
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	634,920
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	518,990
NGPL PipeCo LLC Senior Notes 4.88% due 08/15/2027*	250,000	279,325
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	250,262

		2,238,533

Real Estate Investment Trusts - 1.1%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	263,418
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	208,467
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026†(5)(6)	500,000	285,945
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	100,000	108,739

Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	282,499
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	550,001
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	257,353

		1,956,422

Retail-Automobile - 0.2%

Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	250,000	260,031

Steel-Specialty - 0.3%

Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	500,000	542,350

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	291,476

Telecommunication Equipment - 0.1%

CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	247,658

Transport-Truck - 0.2%

XPO Logistics, Inc. Company Guar. Notes 6.25% due 05/01/2025*	250,000	267,825

Vitamins & Nutrition Products - 0.3%

HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	500,000	523,750

Web Hosting/Design - 0.2%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	282,200

Total U.S. Corporate Bonds & Notes (cost $26,656,617)		28,624,797

FOREIGN CORPORATE BONDS & NOTES - 0.6%
Banks-Commercial - 0.1%

ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	257,065

Diversified Banking Institutions - 0.2%

UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	257,975

Medical-Drugs - 0.1%

AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	100,000	102,185

Oil Companies-Integrated - 0.2%

Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	75,000	78,341
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	250,000	252,718

		331,059

Total Foreign Corporate Bonds & Notes
(cost $930,692)		948,284

U.S. GOVERNMENT AGENCIES - 8.5%
Federal Home Loan Mtg. Corp. - 2.2%

2.00% due 11/01/2035	161,106	166,141
2.00% due 08/01/2050	476,625	478,788
2.50% due 05/01/2050	219,926	225,777
3.00% due 01/01/2031	59,121	62,953
3.00% due 01/01/2033	47,249	50,622
3.00% due 04/01/2035	28,545	30,156
3.00% due 10/01/2042	108,361	115,264
3.00% due 05/01/2043	73,981	78,697
3.00% due 07/01/2045	96,448	102,323
3.00% due 08/01/2049	272,219	283,902
3.50% due 07/01/2042	68,139	74,089
3.50% due 10/01/2042	67,672	73,580
3.50% due 08/01/2043	113,450	123,328
3.50% due 02/01/2044	99,420	108,510
4.00% due 10/01/2045	117,459	130,261
4.00% due 08/01/2047	124,348	137,912
4.00% due 06/01/2048	123,301	136,337
4.00% due 07/01/2049	64,667	71,553
4.50% due 11/01/2043	62,030	70,443
5.00% due 01/01/2034	29,719	34,364
5.00% due 04/01/2035	26,545	30,893
5.00% due 03/01/2048	63,174	73,185
6.00% due 05/01/2031	6,885	8,144
7.50% due 12/01/2030	9,141	9,526
7.50% due 01/01/2031	6,735	7,093
7.50% due 02/01/2031	525	585
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K020, Class A2 2.37% due 05/25/2022(4)	90,000	91,707
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K031, Class A2 3.30% due 04/25/2023(2)(4)	100,000	105,592
Series K035, Class A2 3.46% due 08/25/2023(2)(4)	160,000	170,443
Series K036, Class A2 3.53% due 10/25/2023(2)(4)	70,000	74,962

Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(3)	62,928	66,476
Series 4033, Class ED 2.50% due 10/15/2036(3)	27,311	27,570
Series 4097, Class HI 3.00% due 08/15/2027(3)(7)	314,832	18,714
Series 4579, Class BA 3.00% due 01/15/2043(3)	42,452	43,805
Series 4343, Class DI 3.50% due 08/15/2040(3)(7)	91,240	4,769
Series 4121, Class UI 3.50% due 10/15/2042(3)(7)	237,643	29,920
Series 4650, Class CA 3.50% due 05/15/2043(3)	13,775	14,071
Series 4673, Class NT 3.50% due 09/15/2043(3)	58,634	59,091
Series 3924, Class LB 4.00% due 05/15/2039(3)	108,523	110,912
Series 4135, Class DI 4.00% due 11/15/2042(3)(7)	96,512	10,457
Series 4808, Class DL 4.00% due 11/15/2045(3)	30,000	32,653
Federal Home Loan Mtg. Corp. REMIC FRS Series 3994, Class SH 6.49% (6.60% - 1 ML) due 06/15/2041(3)(7)(8)	585,904	73,955
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(3)	44,768	48,923

		3,668,446

Federal National Mtg. Assoc. - 4.9%

2.00% due 02/01/2032	74,904	77,061
2.00% due 07/01/2035	361,096	371,072
2.00% due 10/01/2035	238,970	245,448
2.00% due 11/01/2035	115,035	118,619
2.00% due 10/01/2050	171,508	171,388
2.00% due 12/01/2050	235,526	235,055
2.00% due 02/01/2051	397,474	397,589
2.50% due 06/01/2027	57,087	59,724
2.50% due 08/01/2028	71,410	74,861
2.50% due 03/01/2030	53,008	55,659
2.50% due 07/01/2049	169,395	174,716
2.50% due 04/01/2050	131,138	134,617
2.50% due 06/01/2050	649,013	666,611
2.50% due 07/01/2050	190,688	196,075
2.50% due 12/01/2050	242,542	249,397
3.00% due 04/01/2027	17,460	18,542
3.00% due 05/01/2029	27,513	29,305
3.00% due 03/01/2030	61,564	65,580
3.00% due 08/01/2031	86,559	92,532
3.00% due 12/01/2034	76,067	80,274
3.00% due 10/01/2036	70,561	75,116
3.00% due 10/01/2042	73,868	78,638
3.00% due 12/01/2042	78,262	83,214
3.00% due 04/01/2043	100,456	107,626
3.00% due 07/01/2046	130,708	138,239
3.00% due 12/01/2046	59,180	62,507
3.00% due 10/01/2049	98,728	103,082
3.00% due 11/01/2049	269,142	280,895
3.00% due 12/01/2049	83,802	87,468
3.00% due 01/01/2050	122,190	127,605
3.00% due 02/01/2050	104,812	109,446
3.00% due 08/01/2050	133,337	139,175
3.50% due 08/01/2031	42,064	45,896
3.50% due 02/01/2033	79,321	86,959
3.50% due 01/01/2036	80,649	87,104
3.50% due 06/01/2039	35,683	38,376
3.50% due 11/01/2042	97,430	105,893
3.50% due 02/01/2043	38,249	41,802
3.50% due 05/01/2043	95,029	103,862
3.50% due 03/01/2045	77,697	84,062
3.50% due 09/01/2045	43,462	47,084
3.50% due 03/01/2047	106,498	116,192
3.50% due 10/01/2047	35,944	38,066
3.50% due 03/01/2050	252,326	269,757
4.00% due 09/01/2038	19,932	21,528
4.00% due 09/01/2040	79,259	87,366
4.00% due 08/01/2044	80,981	90,219
4.00% due 10/01/2044	106,854	117,092
4.00% due 05/01/2046	113,724	126,171
4.00% due 08/01/2046	96,998	106,764
4.00% due 07/01/2047	63,719	70,841
4.00% due 10/01/2047	63,572	70,312
4.00% due 02/01/2048	61,912	68,431
4.50% due 03/01/2041	104,106	117,367
4.50% due 09/01/2043	214,694	243,709
4.50% due 12/01/2044	98,935	112,307
4.50% due 11/01/2045	108,770	122,296
4.50% due 08/01/2048	84,679	95,153
5.00% due 02/01/2040	77,022	90,325
5.00% due 07/01/2041	94,891	110,386
5.00% due 02/01/2044	91,909	106,258
6.00% due 05/01/2031	2,872	3,392
6.50% due 09/01/2024	2,643	2,967
6.50% due 09/01/2025	1,140	1,279
6.50% due 11/01/2025	1,549	1,738
6.50% due 05/01/2026	5,426	6,090
6.50% due 11/01/2027	110	123
6.50% due 01/01/2032	2,686	3,015
7.00% due 05/01/2029	2,744	3,093
7.00% due 09/01/2029	4,020	4,077
7.00% due 01/01/2031	1,587	1,706
7.50% due 01/01/2031	4,496	4,883
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 2.12% due 06/25/2045(2)(3)(7)	152,739	8,550
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50% due 02/25/2028(3)(7)	186,121	9,999
Series 2017-54, Class IO 3.00% due 07/25/2032(3)(7)	208,201	19,245
Series 2016-62, Class IA 3.00% due 10/25/2040(3)(7)	126,437	4,894

Series 2016-92, Class A 3.00% due 04/25/2042(3)	32,075	32,707
Series 2016-100, Class DA 3.00% due 02/25/2043(3)	37,307	38,713
Series 2018-12, Class P 3.00% due 03/25/2046(3)	13,641	14,116
Series 2021-1, Class JI 3.00% due 01/25/2051(3)(7)	246,991	37,365
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(7)	242,454	27,834
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	212,847
Series 2017-66, Class C 3.50% due 08/25/2045(3)	60,000	63,599
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(7)	209,886	35,851
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	41,807	49,216

		8,316,013

Government National Mtg. Assoc. - 1.4%

2.00% due 12/20/2050(3)(7)	991,941	117,718
2.50% due 12/20/2050(3)(7)	222,992	30,335
3.00% due 02/15/2043	105,715	112,555
3.00% due 07/20/2045	147,957	156,739
3.00% due 07/20/2046	42,149	44,498
3.00% due 08/20/2046	90,634	95,977
3.00% due 09/20/2046	111,961	118,039
3.00% due 12/20/2046	56,426	59,568
3.00% due 02/20/2047	68,476	72,436
3.00% due 08/20/2047	44,471	46,925
3.00% due 10/20/2050(3)(7)	227,626	26,419
3.00% due 11/20/2050(3)(7)	356,133	46,757
3.00% due 12/20/2050(3)(7)	198,956	24,674
3.50% due 09/15/2042	67,247	71,976
3.50% due 05/15/2043	41,125	44,840
3.50% due 09/20/2045	86,416	94,361
3.50% due 06/20/2046	98,943	106,932
3.50% due 04/20/2047	82,431	87,772
3.50% due 05/20/2047	66,929	74,717
3.50% due 11/20/2047	70,452	78,335
3.50% due 02/20/2048	93,146	99,438
4.00% due 10/20/2044	96,780	105,410
4.00% due 07/20/2047	56,219	63,456
4.00% due 01/20/2048	168,081	184,951
4.50% due 05/15/2039	22,059	24,774
5.50% due 07/20/2033	44,516	50,853
6.00% due 07/20/2033	32,699	38,535
6.50% due 12/15/2023	3,619	4,041
6.50% due 03/20/2027	330	331
6.50% due 04/20/2027	4,829	5,045
7.00% due 12/15/2022	643	645
7.00% due 12/15/2023	518	541
7.00% due 04/15/2028	6,739	6,882
7.50% due 09/15/2030	3,382	3,511
7.50% due 01/15/2031	4,621	5,018
Government National Mtg. Assoc. REMIC VRS
Series 2013-57, Class IO 0.44% due 06/16/2054(2)(4)(7)	1,471,069	16,966
Series 2013-40, Class IO 0.54% due 06/16/2054(2)(4)(7)	740,317	14,931
Series 2014-135, Class IO 0.54% due 01/16/2056(2)(4)(7)	345,641	9,509
Series 2013-30, Class IO 0.65% due 09/16/2053(2)(4)(7)	802,809	16,637
Series 2018-25, Class IO 0.88% due 06/16/2045(2)(4)(7)	703,026	20,663
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH 2.60% due 05/16/2059(4)	72,506	74,643
Series 2017-190, Class AD 2.60% due 03/16/2060(4)	66,637	68,637
Series 2020-167, Class IE 3.00% due 11/20/2050(3)(7)	247,132	31,373
Series 2021-15, Class IP 3.00% due 01/20/2051(3)(7)	347,595	47,742
Series 2017-87, Class IO 4.00% due 01/20/2046(3)(7)	97,770	9,211

		2,415,316

Total U.S. Government Agencies
(cost $14,441,204)		14,399,775

U.S. GOVERNMENT TREASURIES - 0.4%
United States Treasury Bonds - 0.1%

3.00% due 11/15/2044	150,000	166,822

United States Treasury Notes - 0.3%

0.50% due 03/31/2025	400,000	397,281
2.13% due 12/31/2022	80,000	82,744

		480,025

Total U.S. Government Treasuries
(cost $644,804)		646,847

LOANS(9)(10)(11) - 0.4%
Computer Software - 0.3%

Ivanti Software, Inc. FRS BTL-B 5.75% (3ML+4.75%) due 12/01/2027	500,000	501,625

Pipelines - 0.1%

BCP Renaissance Parent LLC FRS BTL-B 4.75% (3 ML +3.50%) due 10/31/2024	242,997	237,399

Total Loans
(cost $735,223)		739,024

ESCROWS AND LITIGATION TRUSTS - 0.0%

GenON Energy, Inc. Escrow Security 9.88% due 10/15/2020†(12)	500,000	0
Washington Mutual Bank Escrow Security 5.50% due 01/15/2013†(12)	125,000	0

Total Escrows and Litigation Trusts
(cost $125,000)		0

Total Long-Term Investment Securities
(cost $132,137,837)		166,592,068

SHORT-TERM INVESTMENT SECURITIES - 0.1%
U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.09% due 04/08/2021 (cost $199,996)	200,000	200,000

REPURCHASE AGREEMENTS - 1.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $2,776,000 and collateralized by $2,844,200 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $2,831,603 (cost $2,776,000)	2,776,000	2,776,000

TOTAL INVESTMENTS
(cost $135,113,833)	99.7%	169,568,068
Other assets less liabilities	0.3	591,234

NET ASSETS	100.0%	$170,159,302

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $8,019,711 representing 4.7% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Company has filed for bankruptcy protection.
(6)	Security in default of interest.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2021.
(9)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	Securities classified as Level 3 (see Note 1).

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TIPS - Treasury Inflated Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2021 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$101,317,312	$—	$—	$101,317,312
Exchange-Traded Funds	15,057,327	—	—	15,057,327
Preferred Securities/Capital Securities	—	253,575	—	253,575
Asset Backed Securities	—	4,605,127	—	4,605,127
U.S. Corporate Bonds & Notes	—	28,624,797	—	28,624,797
Foreign Corporate Bonds & Notes	—	948,284	—	948,284
U.S. Government Agencies	—	14,399,775	—	14,399,775
U.S. Government Treasuries	—	646,847	—	646,847
Loans	—	739,024	—	739,024
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investment Securities	—	200,000	—	200,000
Repurchase Agreements	—	2,776,000	—	2,776,000

Total Investments at Value	$116,374,639	$53,193,429	$0	$169,568,068

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 98.3%
Brewery - 2.9%

Boston Beer Co., Inc., Class A†	18,042	$21,763,704
Constellation Brands, Inc., Class A	142,810	32,560,680

		54,324,384

Building-Mobile Home/Manufactured Housing - 1.4%

Thor Industries, Inc.	192,515	25,939,471

Building-Residential/Commercial - 1.2%

Lennar Corp., Class A	223,335	22,608,202

Commercial Services - 1.5%

CoStar Group, Inc.†	35,286	29,001,211

Commercial Services-Finance - 2.0%

Multiplan Corp.†	1,859,935	10,322,639
Square, Inc., Class A†	115,211	26,158,658

		36,481,297

Communications Software - 1.5%

RingCentral, Inc., Class A†	91,305	27,197,933

Computer Data Security - 0.8%

Varonis Systems, Inc.†	295,710	15,181,751

Computer Services - 1.1%

Leidos Holdings, Inc.	220,415	21,221,556

Data Processing/Management - 2.0%

Fair Isaac Corp.†	75,048	36,477,080

Dental Supplies & Equipment - 2.5%

Align Technology, Inc.†	86,150	46,652,809

Diagnostic Equipment - 1.4%

Danaher Corp.	114,383	25,745,326

Distribution/Wholesale - 0.8%

Copart, Inc.†	145,421	15,794,175

Drug Delivery Systems - 2.5%

DexCom, Inc.†	129,672	46,602,820

E-Commerce/Products - 8.0%

Amazon.com, Inc.†	48,512	150,100,009

E-Commerce/Services - 4.6%

Airbnb, Inc., Class A, Lock-up shares†(3)	92,982	16,780,890
Booking Holdings, Inc.†	20,019	46,641,067
Match Group, Inc.†	159,771	21,949,340

		85,371,297

Electronic Components-Semiconductors - 5.5%

Advanced Micro Devices, Inc.†	672,386	52,782,301
Marvell Technology Group, Ltd.	519,093	25,425,175
NVIDIA Corp.	45,227	24,148,052

		102,355,528

Electronic Measurement Instruments - 0.9%

Fortive Corp.	197,315	13,938,332
Vontier Corp.†	76,378	2,311,962

		16,250,294

Energy-Alternate Sources - 1.0%

SolarEdge Technologies, Inc.†	62,053	17,836,514

Enterprise Software/Service - 6.9%

Guidewire Software, Inc.†	198,689	20,192,763
Paycom Software, Inc.†	84,041	31,100,213
salesforce.com, Inc.†	150,197	31,822,238
Workday, Inc., Class A†	186,408	46,309,339

		129,424,553

Finance-Credit Card - 3.5%

Mastercard, Inc., Class A	182,476	64,970,580

Finance-Investment Banker/Broker - 1.6%

Tradeweb Markets, Inc., Class A	406,429	30,075,746

Internet Content-Entertainment - 8.9%

Facebook, Inc., Class A†	137,069	40,370,933
Snap, Inc., Class A†	902,912	47,213,268
Spotify Technology SA†	128,164	34,341,544
Twitter, Inc.†	682,518	43,428,620

		165,354,365

Internet Gambling - 2.5%

DraftKings, Inc., Class A†	773,749	47,454,026

Lighting Products & Systems - 1.1%

Universal Display Corp.	85,442	20,230,102

Machinery-General Industrial - 1.3%

Middleby Corp.†	147,350	24,423,263

Medical Products - 1.1%

ABIOMED, Inc.†	64,272	20,485,415

Medical-Biomedical/Gene - 3.6%

Ascendis Pharma A/S ADR†	53,159	6,851,132
Exact Sciences Corp.†	157,711	20,783,156
Illumina, Inc.†	73,985	28,414,679
Kodiak Sciences, Inc.†	46,275	5,247,122
Novavax, Inc.†	34,790	6,307,775

		67,603,864

Medical-Drugs - 0.2%

Reata Pharmaceuticals, Inc., Class A†	31,178	3,108,447

Medical-Outpatient/Home Medical - 1.2%

Oak Street Health, Inc.†	420,756	22,834,428

Medical-Wholesale Drug Distribution - 1.1%

GoodRx Holdings, Inc., Class A†	510,301	19,911,945

Patient Monitoring Equipment - 1.0%

Insulet Corp.†	74,243	19,371,484

Private Equity - 1.0%

Blackstone Group, Inc., Class A	244,139	18,195,680

Racetracks - 1.3%

Penn National Gaming, Inc.†	230,267	24,141,192

Recreational Vehicles - 1.0%

Polaris, Inc.	139,284	18,594,414

Retail-Apparel/Shoe - 4.9%

Lululemon Athletica, Inc.†	166,468	51,057,400
Ross Stores, Inc.	330,846	39,671,744

		90,729,144

Retail-Restaurants - 3.6%

Chipotle Mexican Grill, Inc.†	26,002	36,944,161
Starbucks Corp.	269,436	29,441,272

		66,385,433

Schools - 1.0%

Chegg, Inc.†	213,016	18,246,951

Semiconductor Equipment - 1.2%

MKS Instruments, Inc.	120,384	22,321,601

Specified Purpose Acquisitions — 0.5%
Soaring Eagle Acquisition Corp.†(4)	951,700	9,631,204

Transport-Services — 1.0%

FedEx Corp.	68,572	19,477,191

Veterinary Diagnostics — 0.8%

Elanco Animal Health, Inc.†	493,266	14,526,684

Web Portals/ISP — 6.4%

Alphabet, Inc., Class A†	58,308	120,261,416

Total Common Stocks
(cost $1,513,922,295)		1,832,900,785

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Advertising Services — 0.0%

Nanigans, Inc., Series B†(1)(3)	126,818	0

Applications Software — 0.0%

Magic Leap, Inc., Series C†(1)(3)	93,690	539,341

E-Commerce/Products — 0.2%

One Kings Lane Inc., Escrow†(1)	291,563	46,650
The Honest Co., Inc., Series C†(1)(3)	97,634	3,517,753

		3,564,403

Total Convertible Preferred Securities
(cost $6,257,227)		4,103,744

Total Long-Term Investment Securities
(cost $1,520,179,522)		1,837,004,529

REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$1,855,000	1,855,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	1,310,000	1,310,000
BNP Paribas SA Joint Repurchase Agreement(2)	1,135,000	1,135,000
Deutsche Bank AG Joint Repurchase Agreement(2)	1,745,000	1,745,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	1,745,000	1,745,000

Total Repurchase Agreements
(cost $7,790,000)		7,790,000

TOTAL INVESTMENTS
(cost $1,527,969,522)	98.9%	1,844,794,529
Other assets less liabilities	1.1	19,688,395

NET ASSETS	100.0%	$1,864,482,924

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Airbnb, Inc., Class A, Lock-up Shares	12/10/2020	92,982	$4,328,052	$16,780,890	$180.47	0.90%
Convertible Preferred Securities
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,517,753	36.03	0.19
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	539,341	5.76	0.03
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	0	0.00	0.00

				$20,837,984		1.12%

(4)	Consists of more than one type of securities traded together as a unit.

ADR — American Depositary Receipt

Unfunded Commitments

Description	Shares	Acquisition Cost	Value	Unrealized Appreciation
Churchill Capital Corp. IV	898,723	$13,480,845	$18,749,159	$5,268,314

				Unrealized (Depreciation)
Decarbonization Plus Acquisition	500,400	5,004,000	$4,724,276	$(279,724)
FTAC Olympus Acquisition Corp.	174,700	1,747,000	1,661,921	(85,079)
Thoma Bravo Advantage	1,437,500	14,375,000	13,519,688	(855,312)

				$(1,220,115)

Net Unrealized Appreciation (Depreciation)			$38,655,044	$4,048,199

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$68,590,407	$16,780,890	$—	85,371,297
Other Industries	1,747,529,488	—	—	1,747,529,488
Convertible Preferred Securities	—	—	4,103,744	4,103,744
Repurchase Agreements	—	7,790,000	—	7,790,000

Total Investments at Value	$1,816,119,895	$24,570,890	$4,103,744	$1,844,794,529

Other Financial Instruments:+
Unfunded Commitments	$—	$5,268,314	$—	$5,268,314

LIABILITIES:
Other Financial Instruments:+
Unfunded Commitments	$—	$1,220,115	$—	$1,220,115

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amount represents unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Portfolio of Investments

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2021 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.6%
Diversified Financial Services - 5.6%

Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$789,503	$783,309
Angel Oak Mtg. Trust VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	803,205	811,248
Angel Oak Mtg. Trust VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	640,140	651,873
Angel Oak Mtg. Trust I LLC VRS Series 2019-6, Class A1 2.62% due 11/25/2059*(1)(2)	798,869	812,944
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	1,263,591	1,275,360
Apidos CLO FRS Series 2021-35A, Class A 1.25% (3ML+1.05%) due 04/20/2034*	3,600,000	3,599,100
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	409,637	411,641
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	1,302,231	1,337,383
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 1.33% (3 ML+1.11%) due 07/20/2031*(3)	795,000	796,503
BFLD Trust FRS Series 2020-OBRK, Class A 2.16% (1 ML + 2.05%) due 11/15/2028*(4)	740,000	747,413
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	100,139	101,128
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	1,006,882	1,004,742
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	1,455,000	1,449,217
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	3,092,187	3,114,602
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.87% due 08/16/2032*	1,483,933	1,491,131
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	623,886	625,360
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	738,683	748,098
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(1)	369,417	372,943
COLT Mtg. Loan Trust VRS Series 2020-1, Class A1 2.49% due 02/25/2050*(1)(2)	1,279,340	1,291,171
Columbia Cent CLO 31, Ltd. FRS Series 2021-31A, Class A1 1.35% (3ML+1.20%) due 04/20/2034*	3,510,000	3,509,105
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.37% (3 ML+1.15%) due 10/25/2028*(3)	1,812,221	1,813,223
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,046,134
Credit Acceptance Auto Loan Trust Series 2020-3A, Class A 1.24% due 10/15/2029*	5,205,000	5,253,063
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(1)(2)	242,114	242,967
Enterprise Fleet Financing LLC Series 2019-3, Class A2 2.06% due 05/20/2025*	1,097,108	1,113,205
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	33,144	33,220
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	700,084	705,797
Ford Credit Auto Lease Trust Series 2021-A, Class C 0.78% due 09/15/2025	1,585,000	1,581,580
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	583,910	588,821
Hertz Fleet Lease Funding LP Series 2019-1, Class A2 2.70% due 01/10/2033*	1,568,202	1,587,577
Horizon Aircraft Finance, Ltd. Series 2019-2, Class A 3.43% due 11/15/2039*	772,320	762,355
Horizon Aircraft Finance, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	446,098	445,569
LIFE Mtg. Trust FRS Series 2021-BMR, Class A 0.81% (1 ML+0.70%) due 03/15/2038*(4)	895,000	895,539
MACH 1, Ltd. Series 2019-1, Class A 3.47% due 10/15/2039*	468,606	471,392
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 0.99% (3 ML+0.75%) due 04/15/2029*(3)	8,000,000	7,984,528

Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 1.04% (3 ML+0.80%) due 01/15/2028*(3)	5,535,000	5,535,531
Magnetite, Ltd. FRS Series 2016-18A, Class AR 1.27% (3 ML+1.08%) due 11/15/2028*(3)	2,878,000	2,878,101
Master Credit Card Trust FRS Series 2017-3, Class A 0.60% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,757,905
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)	875,003	907,694
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	181,980	183,462
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	887,214	904,900
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	182,634	182,985
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	3,075,176
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	1,659,337	1,670,407
SCF Equipment Leasing LLC Series 2021-1A, Class A3 0.83% due 08/21/2028*	5,815,000	5,771,411
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	1,728,484	1,741,481
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,239,824
SoFi Consumer Loan Program Trust Series 2020-1, Class A 2.02% due 01/25/2029*	1,037,605	1,047,591
Sound Point, Ltd. FRS Series 2013-2RA, Class A1 1.19% (3 ML+0.95%) due 04/15/2029*(3)	4,700,000	4,707,929
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	289,260	289,774
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*	536,751	538,833
STARR III Series 2019-2, Class A 3.54% due 11/15/2044*	40,828	40,238
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	424,539	427,680
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	1,540,226	1,588,000
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	771,522	794,508
Treman Park, Ltd. FRS Series 2015-1A, Class ARR 1.29% (3 ML+1.07%) due 10/20/2028*(3)	5,489,285	5,488,538
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,753,681
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	777,492	809,799
Vantage Data Centers LLC Series 2020-1A, Class A2 1.65% due 09/15/2045*	3,280,000	3,281,121
Verus Securitization Trust VRS Series 2019-2, Class A1 3.21% due 05/25/2059*(1)(2)	771,197	772,979
Westlake Automobile Receivables Trust Series 2019-3A, Class A2 2.15% due 02/15/2023*	585,139	587,531

Total Asset Backed Securities (cost $101,104,223)		101,436,320

U.S. CORPORATE BONDS & NOTES - 15.1%
Apparel Manufacturers - 0.4%

VF Corp. Senior Notes 2.80% due 04/23/2027	995,000	1,046,927
VF Corp. Senior Notes 2.95% due 04/23/2030	5,740,000	5,940,725

		6,987,652

Banks-Commercial - 0.5%

PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	942,546
Truist Financial Corp. Senior Notes 2.20% due 03/16/2023	4,700,000	4,856,463
Truist Financial Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,614,955

		9,413,964

Banks-Fiduciary - 0.7%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,339,918
National Securities Clearing Corp. Senior Notes 0.75% due 12/07/2025*	8,905,000	8,683,729

State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,533,321

		12,556,968

Banks-Super Regional - 0.6%

PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,330,000	3,376,721
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	511,851
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	2,760,000	2,781,032
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,903,086
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,864,297
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	671,896

		11,108,883

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 3.88% due 03/19/2060	865,000	971,388

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,725,000	1,972,671

Cable/Satellite TV - 0.6%

Comcast Corp. Company Guar. Notes 2.65% due 08/15/2062	850,000	718,240
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,875,763
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,827,708
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	1,524,000	1,700,305
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	231,296
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,565,853
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,151,069

		11,070,234

Cellular Telecom - 0.2%

Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,571,149

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	3,775,000	4,104,038

Computers - 0.2%

Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,146,347
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,971,988

		3,118,335

Cosmetics & Toiletries - 0.0%

Estee Lauder Cos., Inc. Senior Notes 2.38% due 12/01/2029	530,000	536,139

Diversified Banking Institutions - 2.6%

Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,608,896
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	5,015,000	5,260,965
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,435,165
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	2,922,242
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,404,417
Goldman Sachs Group, Inc. Senior Notes 1.43% due 03/09/2027	7,705,000	7,632,514
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,225,963
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,810,767
JPMorgan Chase & Co. Senior Notes 1.95% due 02/04/2032	2,895,000	2,739,684
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	4,520,000	5,174,448
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,975,000	5,456,050
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,687,599

		47,358,710

Electric-Distribution - 0.4%

Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	3,646,000	3,948,383
Electric-Distribution (continued)

Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	2,660,000	3,077,251

		7,025,634

Electric-Integrated - 1.8%

Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	1,025,000	1,011,499
Florida Power & Light Co. 1st Mtg. Notes 2.85% due 04/01/2025	3,815,000	4,066,834
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,255,263
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	1,905,000	1,947,404
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	505,655
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	725,623
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	3,820,000	3,648,178
San Diego Gas & Electric Co. Senior Sec. Notes 1.70% due 10/01/2030	5,645,000	5,299,410
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	1,052,000	1,167,695
SCE Recovery Funding LLC Senior Sec. Notes 0.86% due 11/15/2031	1,495,000	1,448,072
SCE Recovery Funding LLC Senior Sec. Notes 1.94% due 05/15/2038	630,000	588,379
SCE Recovery Funding LLC Senior Sec. Notes 2.51% due 11/15/2043	365,000	343,644
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	314,392
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	232,487
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,550,324
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,260,385
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	896,634
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	469,482
Westar Energy, Inc. 1st Mtg. Notes 3.25% due 09/01/2049	3,200,000	3,121,655

		32,853,015

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 3.60% due 04/01/2050	3,810,000	3,690,655
Oracle Corp. Senior Notes 3.85% due 04/01/2060	910,000	889,847

		4,580,502

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp. Senior Notes 2.00% due 03/20/2028	8,550,000	8,576,718

Gas-Distribution - 0.6%

Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	1,027,256
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	1,655,000	1,762,087
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,259,870
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,700,599
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,803,367

		11,553,179

Insurance-Life/Health - 1.3%

Athene Global Funding Sec. Notes 2.50% due 03/24/2028*	8,470,000	8,443,398
Equitable Financial Life Global Funding Senior Sec. Notes 1.40% due 08/27/2027*	3,405,000	3,283,442
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	5,985,000	5,847,706
Nationwide Financial Services, Inc. Company Guar. Notes 3.90% due 11/30/2049*	2,035,000	2,059,261

Principal Life Global Funding II Sec. Notes 2.50% due 09/16/2029*	4,000,000	4,036,109

		23,669,916

Insurance-Multi-line - 0.9%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,141,175
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	6,039,167
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	987,496
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,462,246
Nationwide Mutual Insurance Co. Sub. Bonds 4.35% due 04/30/2050*	6,175,000	6,463,064

		16,093,148

Insurance-Mutual - 0.3%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,947,956
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	294,000	295,334

		5,243,290

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,316,747

Medical-Drugs - 0.2%

Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	4,008,817

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	1,155,000	1,132,488
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,289,739
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	825,000	972,917

		3,395,144

Medical-Hospitals - 1.2%

Ascension Health Senior Notes 2.53% due 11/15/2029	1,625,000	1,666,247
Bon Secours Mercy Health, Inc. Sec. Notes 2.10% due 06/01/2031	840,000	804,110
Children’s National Medical Center Notes 2.93% due 07/15/2050	1,890,000	1,721,902
CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	4,000,000	4,217,578
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	305,000	309,400
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,339,573
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	1,130,000	1,078,776
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,930,767
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	3,030,943
Stanford Health Care Notes 3.31% due 08/15/2030	2,830,000	3,058,435
Sutter Health Notes 2.29% due 08/15/2030	1,740,000	1,707,970

		21,865,701

Multimedia - 0.1%

NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	973,137

Oil Companies-Integrated - 0.0%

Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	845,000	859,531

Real Estate Investment Trusts - 0.2%

SBA Tower Trust Notes 1.88% due 07/15/2050*	810,000	819,489
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	1,030,000	1,080,269
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,574,231

		3,473,989

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	1,985,000	2,275,067

Schools - 0.1%

Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,295,831

Special Purpose Entity - 0.0%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	663,250	701,561

Telephone-Integrated - 0.2%

Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	470,000	504,389
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,284,113

		2,788,502

Tobacco - 0.2%

Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	3,000,000	3,230,740

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	500,000	589,664

Transport-Services - 0.0%

Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	128,860	134,604

Total U.S. Corporate Bonds & Notes (cost $266,877,546)		274,274,568

FOREIGN CORPORATE BONDS & NOTES - 7.4%
Banks-Commercial - 3.2%
Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	4,070,308
Canadian Imperial Bank of Commerce FRS Senior Notes 0.91% (3 ML+0.72%) due 06/16/2022	2,845,000	2,865,456
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	7,200,000	7,249,082
Cooperatieve Rabobank UA Senior Notes 1.11% due 02/24/2027*	4,015,000	3,919,865
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	872,862
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,445,221
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,819,771
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,818,017
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,264,799
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,319,991
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,500,655
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	3,310,000	3,291,292
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	4,805,000	4,847,512
Toronto-Dominion Bank Notes 2.50% due 01/18/2022*	4,000,000	4,070,127

		58,354,958

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030	965,000	942,758

Building Societies - 0.1%

Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,217,115

Diversified Banking Institutions - 2.5%

Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	6,958,846
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	1,905,000	2,005,126
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	401,025
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,173,008
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	5,165,000	5,545,569
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,248,938
Credit Suisse Group AG FRS Senior Notes 1.42% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,762,869

Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	2,655,000	2,845,364
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	4,815,000	4,736,013
HSBC Holdings PLC Senior Notes 2.36% due 08/18/2031	5,815,000	5,592,068
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,778,767
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	670,000	781,763
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,384,049

		45,213,405

Insurance-Life/Health - 0.2%

AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	1,225,000	1,304,576
Prudential PLC Senior Notes 3.13% due 04/14/2030	2,460,000	2,593,027

		3,897,603

Investment Companies - 0.1%

Temasek Financial I, Ltd. Company Guar. Notes 2.50% due 10/06/2070*	2,650,000	2,290,925

Medical-Drugs - 0.1%

AstraZeneca PLC Senior Notes 4.00% due 01/17/2029	1,950,000	2,186,694

Oil Companies-Exploration & Production - 0.0%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	682,653

Oil Companies-Integrated - 0.1%

Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,079,901
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	218,867

		1,298,768

Pipelines - 0.5%

Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	8,900,000	8,621,862

Real Estate Investment Trusts - 0.2%

Scentre Group Trust Company Guar. Notes 3.63% due 01/28/2026*	3,282,000	3,538,213

Telecom Services - 0.2%

NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	4,270,000	4,211,648

Telephone-Integrated - 0.1%

Ooredoo International Finance, Ltd. Company Guar. Notes 2.63% due 04/08/2031*	3,010,000	2,977,552

Total Foreign Corporate Bonds & Notes (cost $133,269,676)		135,434,154

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,181,217

Sovereign - 0.8%

Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,793,566
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,110,000	2,192,121
Republic of Chile Senior Notes 3.50% due 04/15/2053	2,110,000	2,129,159
State of Qatar Senior Notes 2.38% due 06/02/2021*	6,060,000	6,079,150
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,551,775

		15,745,771

Total Foreign Government Obligations (cost $18,105,164)		18,926,988

MUNICIPAL BONDS & NOTES - 2.0%

Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	395,000	649,954
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	60,000	62,217
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,332,404
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	202,599
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 2.91% due 02/01/2048	515,000	506,090

City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 5.99% due 02/01/2039	885,000	1,227,807
County of Broward, Florida Airport System Revenue Bonds Series C 3.48% due 10/01/2043	435,000	447,414
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	375,000	370,789
Foothill-Eastern Transportation Corridor Agency Revenue Bonds Series A 3.92% due 01/15/2053	2,670,000	2,778,126
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,467,759
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	805,000	892,387
Massachusetts School Building Authority Revenue Bonds Series B 3.40% due 10/15/2040	710,000	745,174
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	1,130,000	1,399,722
Metropolitan Transportation Authority Revenue Bonds 6.20% due 11/15/2026	100,000	114,629
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,113,172
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,451,000	2,075,655
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	201,000	289,718
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,155,182
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,492,307
Port Authority of New York & New Jersey Revenue Bonds 3.18% due 07/15/2060	2,645,000	2,504,613
Sales Tax Securitization Corp. Revenue Bonds Series A 4.79% due 01/01/2048	2,870,000	3,504,857
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,045,000	2,373,405
University of California Revenue Bonds Series BG 1.32% due 05/15/2027	615,000	609,351
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,295,000	1,922,398

Total Municipal Bonds & Notes (cost $33,079,231)		36,237,729

U.S. GOVERNMENT AGENCIES - 30.7%
Federal Home Loan Mtg. Corp. - 2.9%
2.50% due 10/01/2031	3,693,796	3,845,448
3.00% due 11/01/2046	20,584,374	21,755,437
3.00% due 12/01/2046	5,585,301	5,903,145
4.00% due 09/01/2026	413,037	440,738
4.00% due 12/01/2040	2,559,922	2,818,064
6.00% due 12/01/2039	104,931	118,786
7.50% due 05/01/2027	447	500
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K733, Class A2 3.75% due 08/25/2025(4)	2,800,000	3,101,217
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13% due 12/15/2027(2)	2,174,334	2,203,573
Series 4142, Class PT 1.25% due 12/15/2027(2)	1,531,376	1,558,377
Series 4122, Class AB 1.50% due 10/15/2042(2)	395,727	397,251
Series 4166, Class PB 1.75% due 03/15/2041(2)	495,510	506,669
Series 4000, Class GA 2.00% due 07/15/2031(2)	397,087	409,524
Series 4654, Class KA 3.00% due 06/15/2045(2)	5,021,994	5,234,223
Series 4758, Class CA 3.00% due 07/15/2047(2)	3,006,808	3,219,315
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MA 3.50% due 10/25/2058(2)	1,758,894	1,892,340

		53,404,607

Federal National Mtg. Assoc. - 5.7%

2.00% due 09/01/2031	238,276	245,076

2.00% due 11/01/2031	311,177	320,132
2.00% due 12/01/2031	1,017,683	1,046,987
2.47% due 05/01/2025	3,159,962	3,335,101
2.50% due 03/01/2030	3,830,887	4,000,630
2.68% due 05/01/2025	5,908,396	6,285,409
2.81% due 07/01/2025	5,928,954	6,343,255
2.99% due 10/01/2025	2,030,864	2,190,877
3.00% due 05/01/2027	334,096	353,159
3.00% due 06/01/2027	157,369	166,860
3.00% due 08/01/2027	94,767	100,411
3.00% due 10/01/2046	6,698,935	7,077,728
3.01% due 12/01/2024	3,543,257	3,801,183
3.07% due 02/01/2025	700,000	753,472
3.09% due 10/01/2025	971,945	1,052,352
3.12% due 05/01/2033	2,605,863	2,839,505
3.33% due 07/01/2022	5,294,000	5,419,724
4.00% due 09/01/2026	2,243,993	2,394,146
4.00% due 01/01/2046	3,653,836	3,980,459
4.00% due 02/01/2046	3,980,852	4,342,046
4.50% due 11/01/2026	424,518	449,805
4.50% due 01/01/2027	274,463	287,870
4.50% due 05/01/2039	19,713	22,096
4.50% due 06/01/2039	53,121	57,852
4.50% due 08/01/2039	5,778	6,513
4.50% due 11/01/2040	189,462	206,157
4.50% due 12/01/2040	149,861	166,811
4.50% due 07/01/2041	299,352	337,859
4.50% due 06/01/2043	144,561	160,155
4.50% due 10/01/2043	200,700	218,598
4.50% due 11/01/2043	69,945	76,439
5.50% due 03/01/2038	188,177	217,029
5.50% due 06/01/2038	22,115	25,710
5.50% due 08/01/2038	24,812	29,133
5.50% due 09/01/2039	11,860	13,845
5.50% due 06/01/2040	5,178	5,820
6.50% due 02/01/2038	37,826	44,181
6.50% due 10/01/2039	41,799	48,804
Federal National Mtg. Assoc. Multifamily Trust REMIC VRS Series 2015-M12, Class A2 2.80% due 05/25/2025(1)(4)	9,306,762	9,872,154
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25% due 02/25/2028(2)	1,319,730	1,339,529
Series 2012-103, Class HB 1.50% due 09/25/2027(2)	4,547,969	4,648,194
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	2,619,228	2,711,090
Series 2017-51, Class AP 3.00% due 10/25/2045(2)	12,038,418	12,549,646
Series 2019-6, Class GJ 3.00% due 02/25/2049(2)	688,123	731,399
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	2,936,130	3,081,037
Series 2019-22, Class BA 3.50% due 12/25/2058(2)	803,043	873,470
Series 2019-28, Class JA 3.50% due 06/25/2059(2)	8,099,722	8,786,193
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 0.51% (1 ML+0.40%) due 10/25/2024(4)	448,921	448,839
Series 2017-M5, Class FA 0.60% (1 ML+0.49%) due 04/25/2024(4)	36,151	36,229

		103,500,969

Government National Mtg. Assoc. - 3.4%

2.50% due April 30 TBA	10,900,000	11,238,709
2.50% due May 30 TBA	10,900,000	11,216,994
4.00% due 02/15/2041	387,796	423,427
4.00% due 09/15/2041	488,492	541,071
4.00% due 08/15/2042	117,492	135,491
4.00% due April 30 TBA	24,250,000	25,886,875
4.50% due 05/15/2040	337,481	381,180
4.50% due 06/15/2040	293,000	329,073
4.50% due 07/15/2040	442,492	496,648
4.50% due 05/15/2042	140,308	157,639
4.50% due April 30 TBA	3,025,000	3,271,727
5.00% due 07/15/2033	540,555	627,013
5.00% due 10/15/2033	31,222	35,761
5.00% due 11/15/2033	5,210	5,933
5.00% due 12/15/2033	13,610	15,484
5.00% due 01/15/2034	70,274	79,232
5.00% due 02/15/2034	29,339	33,096
5.00% due 03/15/2034	1,617	1,822
5.00% due 05/15/2034	5,250	6,044
5.00% due 06/15/2035	3,340	3,875
5.00% due 09/15/2035	54,885	63,534
5.00% due 11/15/2035	19,370	22,111
5.00% due 12/15/2035	11,255	12,945
5.00% due 02/15/2036	6,701	7,558
5.00% due 03/15/2036	3,045	3,435
5.00% due 09/15/2036	1,804	2,034
5.00% due 07/15/2038	51,613	58,202
5.00% due 08/15/2038	13,889	16,117
5.00% due 11/15/2038	41,049	47,489
5.00% due 12/15/2038	162,987	189,122
5.00% due 06/15/2039	194,716	226,764
5.00% due 08/15/2039	43,111	49,609
5.00% due 04/15/2041	128,332	148,924
5.50% due 10/15/2032	738	820
5.50% due 02/15/2033	53,757	59,675
5.50% due 05/15/2033	27,641	31,716
5.50% due 06/15/2033	33,996	38,980
5.50% due 07/15/2033	5,505	6,113
5.50% due 08/15/2033	4,241	4,710
5.50% due 09/15/2033	1,867	2,146
5.50% due 11/15/2033	41,492	46,218
5.50% due 01/15/2034	8,841	10,237
5.50% due 02/15/2034	36,557	41,266
5.50% due 03/15/2034	266,762	299,780

5.50% due 04/15/2034	14,042	16,288
5.50% due 05/15/2034	24,040	26,969
5.50% due 06/15/2034	2,507	2,781
5.50% due 07/15/2034	4,058	4,507
5.50% due 08/15/2034	7,336	8,156
5.50% due 09/15/2034	130,846	145,196
5.50% due 10/15/2034	101,485	112,899
5.50% due 04/15/2036	20,882	23,216
6.00% due 06/15/2028	9,088	10,220
6.00% due 08/15/2028	19,290	21,719
6.00% due 09/15/2028	24,265	27,254
6.00% due 12/15/2028	24,049	27,861
6.00% due 04/15/2029	1,438	1,619
6.00% due 01/15/2032	2,149	2,423
6.00% due 02/15/2032	205	230
6.00% due 07/15/2032	5,507	6,209
6.00% due 09/15/2032	5,579	6,269
6.00% due 10/15/2032	120,244	137,208
6.00% due 11/15/2032	7,026	7,895
6.00% due 01/15/2033	1,686	1,897
6.00% due 02/15/2033	5,751	6,847
6.00% due 03/15/2033	11,203	12,805
6.00% due 04/15/2033	25,583	28,750
6.00% due 05/15/2033	61,720	69,392
6.00% due 12/15/2033	12,967	15,550
6.00% due 08/15/2034	2,476	2,850
6.00% due 09/15/2034	47,089	52,982
6.00% due 10/15/2034	26,802	30,736
6.00% due 05/15/2036	11,672	13,994
6.00% due 06/15/2036	143,557	172,149
6.00% due 07/15/2036	1,583,447	1,899,682
6.00% due 08/15/2036	50,393	60,447
6.00% due 12/15/2036	71,669	85,352
6.00% due 02/15/2037	36,694	43,699
6.00% due 08/15/2037	31,727	38,027
6.00% due 01/15/2038	144,283	170,136
6.00% due 03/15/2038	67,725	78,432
6.00% due 07/15/2038	48,029	57,202
6.00% due 08/15/2038	113,532	133,408
6.00% due 09/15/2038	174,697	206,039
6.00% due 10/15/2038	291,263	343,709
6.00% due 11/15/2038	114,749	133,346
6.00% due 12/15/2038	103,189	121,325
6.00% due 01/15/2039	100,319	116,557
6.00% due 02/15/2039	64,327	74,401
6.00% due 04/15/2039	68,875	77,428
6.00% due 12/15/2039	66,735	79,450
6.00% due 03/15/2040	180,675	203,521
6.00% due 04/15/2040	26,716	31,912
6.00% due 06/15/2041	86,283	103,360
6.50% due 06/15/2023	706	788
6.50% due 07/15/2023	4,918	5,492
6.50% due 08/15/2023	608	679
6.50% due 10/15/2023	1,343	1,498
6.50% due 11/15/2023	4,442	4,960
6.50% due 12/15/2023	14,586	16,287
6.50% due 02/15/2027	597	667
6.50% due 12/15/2027	1,107	1,236
6.50% due 01/15/2028	9,819	10,965
6.50% due 02/15/2028	4,436	4,953
6.50% due 03/15/2028	10,755	12,060
6.50% due 04/15/2028	6,811	7,616
6.50% due 05/15/2028	26,124	29,172
6.50% due 06/15/2028	30,778	34,442
6.50% due 07/15/2028	25,736	28,739
6.50% due 08/15/2028	18,167	20,334
6.50% due 09/15/2028	24,287	27,123
6.50% due 10/15/2028	23,464	26,232
6.50% due 11/15/2028	27,743	31,068
6.50% due 12/15/2028	24,644	27,600
6.50% due 02/15/2029	2,650	2,958
6.50% due 03/15/2029	11,204	12,511
6.50% due 04/15/2029	2,635	2,943
6.50% due 05/15/2029	44,551	49,748
6.50% due 06/15/2029	4,863	5,430
6.50% due 03/15/2031	1,248	1,394
6.50% due 04/15/2031	299	351
6.50% due 05/15/2031	37,924	42,528
6.50% due 06/15/2031	7,698	8,595
6.50% due 07/15/2031	42,234	47,314
6.50% due 08/15/2031	15,160	16,955
6.50% due 09/15/2031	47,286	53,189
6.50% due 10/15/2031	16,557	18,825
6.50% due 11/15/2031	17,801	19,878
6.50% due 01/15/2032	84,471	94,825
6.50% due 02/15/2032	38,051	42,787
6.50% due 04/15/2032	10,688	11,935
6.50% due 05/15/2032	1,772	1,982
7.00% due 11/15/2031	9,598	10,719
7.00% due 03/15/2032	9,599	11,126
7.00% due 01/15/2033	11,815	13,800
7.00% due 05/15/2033	33,247	38,797
7.00% due 07/15/2033	20,625	23,756
7.00% due 11/15/2033	31,714	37,121
8.00% due 10/15/2029	314	315
8.00% due 12/15/2029	326	327
8.00% due 01/15/2030	4,126	4,227
8.00% due 03/15/2030	97	97
8.00% due 04/15/2030	13,501	13,598
8.00% due 08/15/2030	969	973
8.00% due 09/15/2030	15,487	15,853
8.00% due 11/15/2030	1,414	1,502
8.00% due 02/15/2031	30,544	33,394
8.00% due 03/15/2031	7,866	7,898
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	11,931	12,765
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	121,433	135,856
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	63,921	73,430

		62,492,516

Uniform Mtg. Backed Securities - 18.7%

1.50% due May 15 TBA	19,960,000	20,012,603

2.00% due April 15 TBA	12,585,000	12,911,915
2.00% due April 30 TBA	23,945,000	23,874,381
2.00% due May 15 TBA	4,600,000	4,713,646
2.00% due May 30 TBA	59,140,000	58,857,006
2.50% due April 15 TBA	29,200,000	30,386,250
2.50% due April 30 TBA	76,380,000	78,323,811
2.50% due May 30 TBA	37,620,000	38,496,575
3.00% due April 30 TBA	22,195,000	23,117,913
3.00% due May 30 TBA	47,930,000	49,932,388

		340,626,488

Total U.S. Government Agencies (cost $553,703,700)		560,024,580

U.S. GOVERNMENT TREASURIES - 35.9%
United States Treasury Bonds - 8.7%

1.13% due 08/15/2040	11,400,000	9,241,125
1.38% due 08/15/2050	3,480,000	2,704,612
1.63% due 11/15/2050	11,480,000	9,528,400
1.88% due 02/15/2041	5,635,000	5,233,506
1.88% due 02/15/2051	15,945,000	14,091,394
2.25% due 08/15/2049(5)	4,705,000	4,535,363
2.50% due 02/15/2045	7,555,000	7,694,000
2.50% due 05/15/2046	915,000	930,190
2.75% due 08/15/2047	2,965,000	3,159,694
2.75% due 11/15/2047	11,873,000	12,658,195
2.88% due 05/15/2043	31,130,000	33,974,261
2.88% due 08/15/2045	6,205,000	6,759,087
2.88% due 05/15/2049	8,265,000	9,048,884
3.00% due 02/15/2047	2,520,000	2,811,572
3.00% due 08/15/2048	10,715,000	11,991,173
3.00% due 02/15/2049	3,125,000	3,500,854
3.38% due 05/15/2044	2,895,000	3,418,814
3.63% due 02/15/2044	13,550,000	16,617,805

		157,898,929

United States Treasury Notes - 27.2%

0.13% due 01/31/2023	8,915,000	8,909,776
0.13% due 02/28/2023	41,000,000	40,974,375
0.13% due 05/15/2023	1,625,000	1,622,778
0.13% due 02/15/2024	4,310,000	4,286,093
0.25% due 06/15/2023	10,000,000	10,010,547
0.25% due 05/31/2025	27,910,000	27,373,605
0.25% due 06/30/2025	47,670,000	46,686,806
0.25% due 07/31/2025	6,000,000	5,866,641
0.25% due 08/31/2025	29,535,000	28,834,698
0.25% due 09/30/2025	10,800,000	10,529,156
0.38% due 11/30/2025	21,835,000	21,347,977
0.38% due 12/31/2025	18,300,000	17,863,231
0.38% due 01/31/2026	43,280,000	42,184,475
0.50% due 02/28/2026	10,500,000	10,289,180
0.63% due 05/15/2030	18,070,000	16,431,701
0.63% due 08/15/2030	11,256,000	10,191,956
0.88% due 11/15/2030	24,195,000	22,353,912
1.13% due 02/15/2031	14,390,000	13,585,059
1.50% due 10/31/2024	20,105,000	20,785,114
1.63% due 10/31/2026	28,550,000	29,364,121
1.75% due 06/30/2024	25,695,000	26,785,030
2.63% due 06/30/2023	13,360,000	14,086,972
2.63% due 12/31/2023	15,000,000	15,954,492
2.88% due 09/30/2023	14,325,000	15,262,280
2.88% due 10/31/2023	32,065,000	34,214,357

		495,794,332

Total U.S. Government Treasuries (cost $645,812,764)		653,693,261

Total Long-Term Investment Securities (cost $1,751,952,304)		1,780,027,600

REPURCHASE AGREEMENTS - 21.0%

Bank of America Securities LLC Joint Repurchase Agreement(6)	90,345,000	90,345,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	64,295,000	64,295,000
BNP Paribas SA Joint Repurchase Agreement(6)	55,725,000	55,725,000
Deutsche Bank AG Joint Repurchase Agreement(6)	85,730,000	85,730,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	85,730,000	85,730,000

Total Repurchase Agreements (cost $381,825,000)		381,825,000

TOTAL INVESTMENTS (cost $2,133,777,304)	118.7%	2,161,852,600
Liabilities in excess of other assets	(18.7)	(340,158,492)

NET ASSETS	100.0%	$1,821,694,108

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $290,907,278 representing 16.0% of net assets.

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 2 for details of Joint Repurchase Agreements.

REMIC  -  Real Estate Mortgage Investment Conduit

SCRT  -  Seasoned Credit Risk Transfer Trust

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
197	Short	U.S. Treasury 10 Year Notes	June 2021	$26,433,678	$25,794,688	$638,990

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$101,436,320	$—	$101,436,320
U.S. Corporate Bonds & Notes	—	274,274,568	—	274,274,568
Foreign Corporate Bonds & Notes	—	135,434,154	—	135,434,154
Foreign Government Obligations	—	18,926,988	—	18,926,988
Municipal Bond & Notes	—	36,237,729	—	36,237,729
U.S. Government Agencies	—	560,024,580	—	560,024,580
U.S. Government Treasuries	—	653,693,261	—	653,693,261
Repurchase Agreements	—	381,825,000	—	381,825,000

Total Investments at Value	$—	$2,161,852,600	$—	$2,161,852,600

Other Financial Instruments:+
Futures Contracts	$638,990	$—	$—	$638,990

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCKS - 61.7%
Aerospace/Defense-Equipment - 1.4%

L3Harris Technologies, Inc.	4,478	907,601
Safran SA†	6,093	829,208

		1,736,809

Airlines - 0.3%

Japan Airlines Co., Ltd.†	16,700	372,536

Applications Software - 1.2%

Intuit, Inc.	1,798	688,742
Roper Technologies, Inc.	1,958	789,740

		1,478,482

Audio/Video Products - 0.9%

Sony Group Corp.	10,300	1,078,605

Auto-Cars/Light Trucks - 0.5%

Ferrari NV	3,120	652,551

Banks-Commercial - 1.6%

HDFC Bank, Ltd. ADR†	6,770	525,961
KBC Group NV†	13,786	1,002,344
Sberbank of Russia PJSC ADR	26,400	406,824

		1,935,129

Building & Construction Products-Misc. - 0.4%

Cie de Saint-Gobain†	8,140	480,344

Building-Heavy Construction - 0.7%

Cellnex Telecom SA*	14,905	858,223

Building-Residential/Commercial - 1.0%

Berkeley Group Holdings PLC	3,592	219,816
Lennar Corp., Class A	9,279	939,313

		1,159,129

Cable/Satellite TV - 0.5%

Charter Communications, Inc., Class A†	994	613,318

Commercial Services-Finance - 3.4%

Avalara, Inc.†	1,827	243,777
Global Payments, Inc.	7,285	1,468,510
IHS Markit, Ltd.	9,419	911,571
PayPal Holdings, Inc.†	1,263	306,707
Square, Inc., Class A†	663	150,534
StoneCo, Ltd., Class A†	4,839	296,243
Worldline SA†*	8,579	718,729

		4,096,071

Communications Software - 0.2%

Zoom Video Communications, Inc., Class A†	740	237,755

Computer Services - 0.3%

Leidos Holdings, Inc.	3,686	354,888

Computers - 0.9%

Apple, Inc.	8,933	1,091,166

Consulting Services - 0.4%

Booz Allen Hamilton Holding Corp.	6,661	536,410

Data Processing/Management - 0.9%

DocuSign, Inc.†	39	7,895
Fidelity National Information Services, Inc.	7,967	1,120,240

		1,128,135

Decision Support Software - 0.2%

MSCI, Inc.	521	218,445

Diagnostic Equipment - 0.6%

Danaher Corp.	1,950	438,906
Thermo Fisher Scientific, Inc.	698	318,553

		757,459

Distribution/Wholesale - 1.3%

Copart, Inc.†	4,944	536,968
LKQ Corp.†	25,485	1,078,780

		1,615,748

Diversified Banking Institutions - 2.0%

JPMorgan Chase & Co.	14,438	2,197,897
Mitsubishi HC Capital, Inc.	40,600	216,961

		2,414,858

Diversified Manufacturing Operations - 1.1%

Siemens AG	6,676	1,096,053
Trane Technologies PLC	1,045	173,010

		1,269,063

E-Commerce/Products - 2.5%

Alibaba Group Holding, Ltd.†	3,800	107,537
Alibaba Group Holding, Ltd. ADR†	4,293	973,352
Amazon.com, Inc.†	439	1,358,301
Wayfair, Inc., Class A†	1,792	564,032

		3,003,222

E-Commerce/Services - 1.2%

Match Group, Inc.†	3,646	500,888
MercadoLibre, Inc.†	44	64,774
Uber Technologies, Inc.†	15,420	840,544

		1,406,206

Electric-Integrated - 0.9%

Duke Energy Corp.	3,197	308,606
Iberdrola SA	60,301	776,804

		1,085,410

Electronic Components-Misc. - 0.1%

Flex, Ltd.†	8,735	159,938

Electronic Components-Semiconductors - 0.9%

Advanced Micro Devices, Inc.†	5,912	464,092
Marvell Technology Group, Ltd.	11,447	560,674

		1,024,766

Electronic Connectors - 0.8%

TE Connectivity, Ltd.	7,360	950,250

Enterprise Software/Service - 2.1%

Cardlytics, Inc.†	1,730	189,781
HubSpot, Inc.†	662	300,687
salesforce.com, Inc.†	6,338	1,342,832
Workday, Inc., Class A†	2,956	734,359

		2,567,659

Entertainment Software - 0.5%

Zynga, Inc., Class A†	60,071	613,325

Environmental Consulting & Engineering - 0.2%

Tetra Tech, Inc.	2,184	296,412

Finance-Credit Card - 1.4%

Visa, Inc., Class A	7,934	1,679,866

Finance-Investment Banker/Broker - 0.6%

XP, Inc., Class A†	17,761	669,057

Finance-Leasing Companies - 0.2%

AerCap Holdings NV†	3,700	217,338

Finance-Other Services - 0.3%

Linklogis, Inc.†*	10,600	23,970
London Stock Exchange Group PLC	3,303	316,014

		339,984

Hotels/Motels - 0.4%

Huazhu Group, Ltd. ADR†	9,411	516,664

Human Resources - 0.7%

Recruit Holdings Co., Ltd.	16,804	819,674

Industrial Automated/Robotic - 0.7%

Keyence Corp.	1,818	825,386

Insurance Brokers - 1.0%

Marsh & McLennan Cos., Inc.	9,818	1,195,832

Insurance-Life/Health - 0.6%

Prudential PLC	34,929	741,798

Insurance-Property/Casualty - 0.5%

Tokio Marine Holdings, Inc.	11,796	560,903

Internet Content-Entertainment - 2.7%

Facebook, Inc., Class A†	5,348	1,575,146
Netflix, Inc.†	2,098	1,094,443
Pinterest, Inc., Class A†	4,188	310,038
Tencent Music Entertainment Group ADR†	15,162	310,669

		3,290,296

Internet Content-Information/News - 0.3%

Tencent Holdings, Ltd.	4,933	387,071

Machinery-General Industrial - 0.4%

Middleby Corp.†	3,192	529,074

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†	822	607,409

Medical Labs & Testing Services - 0.5%

WuXi AppTec Co., Ltd.*	14,126	277,828
Wuxi Biologics Cayman, Inc.†*	22,869	286,374

		564,202

Medical Products - 1.1%

Baxter International, Inc.	14,527	1,225,207
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	2,100	127,861

		1,353,068

Medical-Biomedical/Gene - 1.6%

Argenx SE ADR†	1,676	461,554
Ascendis Pharma A/S ADR†	3,071	395,790
Illumina, Inc.†	491	188,573
Seagen, Inc.†	2,850	395,751
Vertex Pharmaceuticals, Inc.†	2,513	540,019

		1,981,687

Medical-Drugs - 1.2%

AstraZeneca PLC	6,519	651,294
Eisai Co., Ltd.	1,200	80,405
Eli Lilly & Co.	3,370	629,583
UCB SA	846	80,480

		1,441,762

Medical-HMO - 1.8%

Anthem, Inc.	2,094	751,641
UnitedHealth Group, Inc.	3,750	1,395,263

		2,146,904

Metal-Diversified - 0.8%

Anglo American PLC	25,175	986,525

Oil Companies-Exploration & Production - 1.0%

ConocoPhillips	8,526	451,622
Occidental Petroleum Corp.	29,252	778,688

		1,230,310

Oil Refining & Marketing - 1.8%

Phillips 66	9,792	798,440
Reliance Industries, Ltd. GDR*	8,816	487,525
Valero Energy Corp.	11,921	853,543

		2,139,508

Patient Monitoring Equipment - 0.1%

Insulet Corp.†	539	140,636

Pharmacy Services - 0.4%

CVS Health Corp.	7,091	533,456

Private Equity - 0.8%

Blackstone Group, Inc., Class A	13,404	999,000

Real Estate Investment Trusts - 0.9%

Prologis, Inc.	10,753	1,139,818

Rental Auto/Equipment - 0.4%

Localiza Rent a Car SA	40,000	424,471

Research & Development - 0.3%

Hangzhou Tigermed Consulting Co., Ltd.†*	10,200	201,662
Hangzhou Tigermed Consulting Co., Ltd., Class A	4,500	103,050

		304,712

Resort/Theme Parks - 0.4%

Oriental Land Co., Ltd.	3,100	465,455

Retail-Apparel/Shoe - 0.5%

Zalando SE†*	6,351	622,935

Retail-Building Products - 0.9%

Lowe’s Cos., Inc.	5,515	1,048,843

Retail-Drug Store - 0.1%

Yifeng Pharmacy Chain Co., Ltd.	6,622	89,607

Retail-Restaurants - 0.2%

Domino’s Pizza, Inc.	518	190,515

Schools - 0.8%

Chegg, Inc.†	5,793	496,228
New Oriental Education & Technology Group, Inc. ADR†	31,936	447,104

		943,332

Semiconductor Equipment - 0.9%

ASML Holding NV	1,705	1,033,717

Steel-Producers - 0.5%

ArcelorMittal SA†	21,748	628,161

Transport-Rail - 1.1%

CSX Corp.	13,683	1,319,315

Transport-Services - 1.2%

FedEx Corp.	4,949	1,405,714

Transport-Truck - 0.9%

JB Hunt Transport Services, Inc.	2,746	461,520
Old Dominion Freight Line, Inc.	2,416	580,831

		1,042,351

Web Portals/ISP - 1.8%

Alphabet, Inc., Class C†	1,055	2,182,405

Wireless Equipment - 0.4%

Motorola Solutions, Inc.	2,799	526,352

Total Common Stocks (cost $65,101,132)		74,457,425

EXCHANGE-TRADED FUNDS - 1.3%

iShares MSCI ACWI ETF	14,368	1,367,115
iShares MSCI Japan ETF	2,129	145,879

Total Exchange-Traded Funds (cost $1,450,731)		1,512,994

U.S. CORPORATE BONDS & NOTES - 1.7%
Banks-Super Regional - 0.1%

PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024		$65,000	68,336

Cable/Satellite TV - 0.1%

Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*		60,000	62,720

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 2.85% due 05/13/2022		100,000	102,848

Computers - 0.1%

Apple, Inc. Senior Notes 0.70% due 02/08/2026		150,000	147,085

Diversified Banking Institutions - 0.3%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024		100,000	101,647
Goldman Sachs Group, Inc. Senior Notes 0.63% due 11/17/2023		105,000	105,008
JPMorgan Chase & Co. Senior Notes 1.51% due 06/01/2024		70,000	71,429
Morgan Stanley Senior Notes 0.53% due 01/25/2024		130,000	129,758

			407,842

Electric-Integrated - 0.2%

NextEra Energy Capital Holdings, Inc. Company Guar. Notes 0.65% due 03/01/2023		140,000	140,478
Southern Co. Senior Notes 2.35% due 07/01/2021		50,000	50,156

			190,634

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp. Senior Notes 0.75% due 03/18/2024		80,000	80,409

Finance-Other Services - 0.1%

Intercontinental Exchange, Inc. Senior Notes 0.70% due 06/15/2023		55,000	55,182
Nasdaq, Inc. Senior Notes 0.45% due 12/21/2022		45,000	45,028

			100,210

Food-Confectionery - 0.1%

Mondelez International, Inc. Senior Notes 0.25% due 03/17/2028	EUR	100,000	116,506

Insurance-Life/Health - 0.0%

Principal Life Global Funding II Sec. Notes 1.25% due 06/23/2025*		25,000	24,941

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023		115,000	115,126

Medical-Drugs - 0.2%

AbbVie, Inc. Senior Notes 2.30% due 11/21/2022		80,000	82,312
Bristol-Myers Squibb Co. Senior Notes 0.54% due 11/13/2023		120,000	120,011

			202,323

Medical-HMO - 0.1%

Anthem, Inc. Senior Notes 0.45% due 03/15/2023		150,000	150,154
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		15,000	14,999

			165,153

Pharmacy Services - 0.0%

CVS Health Corp. Senior Notes 2.13% due 06/01/2021		60,000	60,080

Real Estate Investment Trusts - 0.0%

American Tower Corp. Senior Notes 1.30% due 09/15/2025		45,000	44,787

Retail-Restaurants - 0.0%

Starbucks Corp. Senior Notes 1.30% due 05/07/2022		30,000	30,307

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 1.65% due 02/01/2028		80,000	77,359
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028		105,000	105,545

			182,904

Total U.S. Corporate Bonds & Notes (cost $2,095,996)			2,102,211

FOREIGN CORPORATE BONDS & NOTES - 0.1%
Electric-Distribution - 0.0%

E.ON SE Senior Notes zero coupon due 12/18/2023	EUR	50,000	58,862

Finance-Auto Loans - 0.1%

FCA Bank SpA Senior Notes 1.25% due 06/21/2022	EUR	100,000	119,093

Total Foreign Corporate Bonds & Notes (cost $181,981)			177,955

FOREIGN GOVERNMENT OBLIGATIONS - 20.7%
Sovereign - 20.7%

Commonwealth of Australia Senior Notes 2.00% due 12/21/2021	AUD	184,000	141,714
Commonwealth of Australia Bonds 2.25% due 11/21/2022	AUD	60,000	47,183

Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	173,000	144,828
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	84,000	67,851
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	374,000	323,119
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	21,334
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	46,000	42,642
Commonwealth of Australia Bonds 5.75% due 05/15/2021	AUD	25,000	19,106
Federal Republic of Germany Bonds zero coupon due 10/18/2024	EUR	141,000	169,526
Federal Republic of Germany Bonds zero coupon due 10/10/2025	EUR	58,000	70,184
Federal Republic of Germany Bonds zero coupon due 08/15/2030	EUR	470,000	571,479
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	109,000	162,977
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	751,000	908,184
Federal Republic of Germany Notes 4.75% due 07/04/2040	EUR	62,000	139,260
Government of Canada Bonds 0.25% due 08/01/2022	CAD	179,000	142,586
Government of Canada Bonds 0.25% due 04/01/2024	CAD	89,000	70,434
Government of Canada Bonds 0.25% due 03/01/2026	CAD	79,000	60,690
Government of Canada Bonds 0.50% due 09/01/2025	CAD	258,000	202,315
Government of Canada Bonds 0.50% due 12/01/2030	CAD	95,000	68,645
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	78,419
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	57,068
Government of Canada Bonds 2.25% due 06/01/2029	CAD	116,000	98,768
Government of Canada Bonds 2.75% due 12/01/2048	CAD	19,000	17,751
Government of Canada Bonds 3.50% due 12/01/2045	CAD	93,000	96,870
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	16,231
Government of France Bonds zero coupon due 02/25/2022	EUR	234,000	275,964
Government of France Bonds zero coupon due 03/25/2023	EUR	483,000	573,834
Government of France Bonds zero coupon due 03/25/2025	EUR	267,000	320,281
Government of France Bonds zero coupon due 02/25/2026	EUR	613,000	736,220
Government of France Bonds zero coupon due 11/25/2030	EUR	832,000	980,565
Government of France Bonds 0.50% due 06/25/2044*	EUR	175,000	201,019
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	288,922
Government of France Bonds 1.50% due 05/25/2050*	EUR	128,000	179,105
Government of France Bonds 1.75% due 05/25/2066*	EUR	40,000	61,498
Government of France Bonds 2.00% due 05/25/2048*	EUR	35,000	54,174
Government of France Bonds 4.00% due 04/25/2055*	EUR	45,000	102,794
Government of France Bonds 4.50% due 04/25/2041	EUR	62,000	128,852
Government of Japan Bonds 0.10% due 05/01/2022	JPY	36,350,000	329,069
Government of Japan Bonds 0.10% due 12/20/2026	JPY	3,100,000	28,270
Government of Japan Bonds 0.10% due 03/20/2027	JPY	20,900,000	190,555
Government of Japan Bonds 0.10% due 03/20/2029	JPY	149,050,000	1,355,645
Government of Japan Bonds 0.10% due 12/20/2030	JPY	13,250,000	119,782
Government of Japan Bonds 0.20% due 06/20/2036	JPY	48,950,000	433,978
Government of Japan Bonds 0.40% due 03/20/2056	JPY	38,450,000	316,705
Government of Japan Bonds 0.60% due 06/20/2024	JPY	51,800,000	478,829
Government of Japan Bonds 0.80% due 09/20/2022	JPY	52,550,000	480,978

Government of Japan Bonds 0.80% due 09/20/2023	JPY	2,200,000	20,322
Government of Japan Bonds 0.80% due 09/20/2047	JPY	89,150,000	841,428
Government of Japan Bonds 0.90% due 06/20/2022	JPY	22,450,000	205,251
Government of Japan Bonds 1.70% due 06/20/2033	JPY	57,300,000	611,569
Government of Japan Bonds 1.80% due 03/20/2043	JPY	5,400,000	61,635
Government of Japan Bonds 1.90% due 09/20/2042	JPY	9,800,000	113,300
Government of Japan Bonds 2.20% due 09/20/2028	JPY	17,300,000	181,934
Government of Japan Bonds 2.30% due 03/20/2039	JPY	44,600,000	531,676
Government of Japan Bonds 2.30% due 03/20/2040	JPY	57,200,000	688,260
Government of Malaysia Bonds 3.42% due 08/15/2022	MYR	75,000	18,435
Government of Malaysia Bonds 3.84% due 04/15/2033	MYR	70,000	16,791
Government of Malaysia Bonds 4.13% due 04/15/2032	MYR	180,000	44,625
Government of Malaysia Bonds 4.76% due 04/07/2037	MYR	173,000	44,228
Government of New Zealand Bonds 1.75% due 05/15/2041	NZD	25,000	14,992
Kingdom of Belgium Notes zero coupon due 10/22/2027*	EUR	225,000	270,414
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	203,000	260,214
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	77,000	112,068
Kingdom of Belgium Notes 4.00% due 03/28/2022	EUR	63,000	77,246
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	67,000	134,522
Kingdom of Denmark Bonds 0.50% due 11/15/2029*	DKK	262,000	43,598
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	408,000	70,875
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	234,000	65,582
Kingdom of Norway Senior Notes 1.25% due 09/17/2031*	NOK	680,000	77,261
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	67,971
Kingdom of Spain Senior Notes zero coupon due 05/31/2024	EUR	265,000	314,843
Kingdom of Spain Senior Notes zero coupon due 01/31/2025	EUR	458,000	544,810
Kingdom of Spain Bonds 0.40% due 04/30/2022	EUR	55,000	65,137
Kingdom of Spain Senior Notes 0.80% due 07/30/2027*	EUR	225,000	278,930
Kingdom of Spain Senior Notes 1.20% due 10/31/2040*	EUR	153,000	186,661
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	338,000	432,946
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	15,000	21,435
Kingdom of Spain Senior Notes 2.70% due 10/31/2048*	EUR	56,000	88,808
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	50,000	93,734
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	24,000	34,272
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	39,648
Kingdom of Sweden Bonds 0.13% due 05/12/2031*	SEK	660,000	73,403
Kingdom of the Netherlands Bonds zero coupon due 01/15/2024*	EUR	102,000	121,914
Kingdom of the Netherlands Bonds zero coupon due 07/15/2031*	EUR	115,000	137,085
Kingdom of the Netherlands Bonds zero coupon due 01/15/2052*	EUR	35,000	37,073
Kingdom of the Netherlands Bonds 0.25% due 07/15/2025*	EUR	172,000	209,399
Kingdom of the Netherlands Bonds 0.50% due 01/15/2040*	EUR	89,000	110,819
Republic of Austria Senior Notes zero coupon due 02/20/2030*	EUR	40,000	47,591
Republic of Austria Senior Notes zero coupon due 10/20/2040*	EUR	23,000	25,139
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	159,000	199,435

Republic of Austria Senior Notes 0.75% due 03/20/2051*	EUR	68,000	84,487
Republic of Austria Senior Notes 2.10% due 09/20/2117*	EUR	4,000	8,173
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	54,000	82,510
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	36,744
Republic of Finland Senior Notes zero coupon due 09/15/2030*	EUR	27,000	32,096
Republic of Finland Senior Notes 0.88% due 09/15/2025*	EUR	48,000	59,967
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	33,000	43,945
Republic of Finland Senior Notes 1.38% due 04/15/2047*	EUR	19,000	27,623
Republic of Ireland Notes zero coupon due 10/18/2031	EUR	32,000	37,308
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	77,000	99,668
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	17,000	23,797
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	25,000	35,511
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	56,539
Republic of Italy Bonds zero coupon due 01/15/2024	EUR	285,000	336,726
Republic of Italy Bonds 0.50% due 02/01/2026	EUR	431,000	517,514
Republic of Italy Senior Notes 0.60% due 08/01/2031*	EUR	450,000	522,341
Republic of Italy Bonds 0.95% due 03/15/2023	EUR	149,000	179,205
Republic of Italy Senior Notes 0.95% due 09/15/2027*	EUR	95,000	116,457
Republic of Italy Senior Notes 0.95% due 03/01/2037*	EUR	139,000	158,767
Republic of Italy Bonds 1.35% due 04/15/2022	EUR	170,000	203,007
Republic of Italy Senior Bonds 1.35% due 04/01/2030	EUR	68,000	85,362
Republic of Italy Senior Notes 1.50% due 04/30/2045*	EUR	96,000	113,104
Republic of Italy Senior Notes 1.65% due 12/01/2030*	EUR	44,000	56,542
Republic of Italy Senior Notes 1.70% due 09/01/2051*	EUR	33,000	39,140
Republic of Italy Senior Notes 1.80% due 03/01/2041*	EUR	41,000	51,663
Republic of Italy Senior Notes 1.85% due 07/01/2025*	EUR	271,000	343,727
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	5,000	7,289
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	38,000	55,665
Republic of Italy Senior Bonds 3.00% due 08/01/2029	EUR	107,000	151,388
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	40,000	60,958
Republic of Italy Senior Notes 3.85% due 09/01/2049*	EUR	54,000	95,579
Republic of Italy Senior Bonds 5.00% due 09/01/2040*	EUR	35,000	66,874
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	375,000	102,952
Republic of Singapore Bonds 2.75% due 04/01/2042	SGD	29,000	23,940
Republic of Singapore Bonds 3.38% due 09/01/2033	SGD	41,000	35,172
Republic of Singapore Bonds 3.50% due 03/01/2027	SGD	74,000	62,024
State of Israel Bonds 1.50% due 11/30/2023	ILS	531,000	165,029
State of Israel Bonds 1.50% due 05/31/2037	ILS	154,000	44,757
United Kingdom Gilt Treasury Bonds 0.13% due 01/31/2023	GBP	324,000	446,894
United Kingdom Gilt Treasury Bonds 0.50% due 10/22/2061	GBP	78,000	80,995
United Kingdom Gilt Treasury Bonds 0.63% due 10/22/2050	GBP	85,000	95,604
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	162,429
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	94,000	183,322
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	88,789

United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	120,000	250,168
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	96,000	214,235
United Mexican States Bonds 8.00% due 11/07/2047	MXN	154,100	7,734
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	1,183,600	63,621
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,914,000	106,982
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	33,232

Total Foreign Government Obligations (cost $25,427,962)			24,971,037

U.S. GOVERNMENT TREASURIES - 11.4%
United States Treasury Bonds - 2.4%

1.38% due 11/15/2040		265,000	224,795
1.88% due 02/15/2041		44,000	40,865
1.88% due 02/15/2051		78,000	68,932
2.00% due 02/15/2050		753,000	686,524
2.88% due 05/15/2043		43,000	46,929
3.00% due 02/15/2048		323,500	361,524
3.13% due 05/15/2048		85,000	97,189
3.75% due 08/15/2041		313,000	388,377
4.38% due 11/15/2039		154,000	205,452
4.50% due 02/15/2036		173,000	228,576
5.00% due 05/15/2037		271,000	379,876
5.38% due 02/15/2031		166,000	221,824

			2,950,863

United States Treasury Notes - 9.0%

0.13% due 11/30/2022		1,823,000	1,822,502
0.25% due 09/30/2025		1,408,000	1,372,690
0.38% due 03/31/2022		680,000	681,966
0.38% due 01/31/2026		735,000	716,395
0.50% due 03/31/2025		2,477,000	2,460,164
0.50% due 02/28/2026		178,000	174,426
0.88% due 11/15/2030		86,000	79,456
1.13% due 02/15/2031		172,000	162,379
1.50% due 02/15/2030		553,000	545,828
2.00% due 12/31/2021		412,000	417,923
2.13% due 08/15/2021(1)		748,000	753,785
2.13% due 06/30/2022		361,000	370,053
2.38% due 08/15/2024		211,000	224,501
2.38% due 05/15/2029		141,000	149,724
2.50% due 05/15/2024		768,000	818,340
2.75% due 02/15/2028		48,000	52,320

			10,802,452

Total U.S. Government Treasuries (cost $14,088,296)			13,753,315

Total Long-Term Investment Securities (cost $108,346,098)			116,974,937

REPURCHASE AGREEMENTS - 2.2%

Bank of America Securities LLC Joint Repurchase Agreement(2)		650,000	650,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		450,000	450,000
BNP Paribas SA Joint Repurchase Agreement(2)		390,000	390,000
Deutsche Bank AG Joint Repurchase Agreement(2)		605,000	605,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		605,000	605,000

Total Repurchase Agreements (cost $2,700,000)			2,700,000

TOTAL INVESTMENTS (cost $111,046,098)		99.1%	119,674,937
Other assets less liabilities		0.9	1,028,632

NET ASSETS		100.0%	$120,703,569

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $9,331,488 representing 7.7% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

GDR - Global Depositary Receipt

Currency Legend

AUD -	Australian Dollar
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
ILS -	Israeli New Shekel
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Poland Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	EURO-BOBL	June 2021	$474,573	$475,225	$652
5	Long	Euro-Bund	June 2021	1,003,254	1,004,300	1,046
1	Short	Long GILT	June 2021	531,846	527,686	4,160
1	Short	U.S. Treasury 10 Year Ultra Notes	June 2021	143,995	143,688	307

						$6,165

						Unrealized (Depreciation)
2	Short	Australian 10 Year Bond	June 2021	$208,599	$209,810	$(1,211)
1	Short	EURO-OAT	June 2021	189,778	189,919	(141)
3	Long	U.S. Treasury Ultra Bonds	June 2021	565,163	543,656	(21,507)
5	Long	U.S. Treasury 10 Year Notes	June 2021	669,058	654,687	(14,371)

						$(37,230)

		Net Unrealized Appreciation (Depreciation)				$(31,065)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	96,000	USD	115,960	04/07/2021	$3,378	$—
	USD	162,035	EUR	133,000	04/07/2021	—	(6,062)
	USD	39,822	MXN	830,000	04/07/2021	782	—

						4,160	(6,062)

Barclays Bank PLC	CHF	16,000	USD	17,594	04/07/2021	665	—
	DKK	1,197,000	USD	189,238	05/06/2021	442	—
	EUR	100,000	USD	118,935	04/07/2021	1,662	—
	GBP	1,091,000	USD	1,503,161	05/06/2021	—	(1,043)
	ILS	714,000	USD	216,440	04/07/2021	2,863	—
	ILS	714,000	USD	214,469	05/06/2021	831	—
	JPY	7,253,000	USD	66,594	04/07/2021	1,086	—
	NOK	167,000	USD	19,779	04/07/2021	254	—
	PLN	400,000	USD	100,768	05/06/2021	—	(464)
	SEK	720,000	USD	82,529	05/06/2021	65	—
	USD	99,154	CAD	125,000	04/07/2021	316	—
	USD	189,147	DKK	1,197,000	04/07/2021	—	(443)
	USD	19,386	EUR	16,000	04/07/2021	—	(623)
	USD	1,503,005	GBP	1,091,000	04/07/2021	1,051	—
	USD	214,411	ILS	714,000	04/07/2021	—	(834)
	USD	100,751	PLN	400,000	04/07/2021	469	—
	USD	82,508	SEK	720,000	04/07/2021	—	(66)
	USD	39,192	ZAR	600,000	04/07/2021	1,453	—
	USD	4,719	TRY	40,000	05/06/2021	6	—
	ZAR	300,000	USD	19,959	04/07/2021	—	(363)

						11,163	(3,836)

BNP Paribas SA	EUR	312,000	USD	372,032	04/07/2021	6,142	—
	GBP	234,000	USD	325,290	04/07/2021	2,696	—
	JPY	6,316,000	USD	57,952	04/07/2021	907	—
	JPY	4,900,000	USD	44,356	05/06/2021	88	—
	MXN	830,000	USD	40,265	04/07/2021	—	(338)
	USD	50,327	AUD	65,000	04/07/2021	—	(956)
	USD	331,659	EUR	273,000	04/07/2021	—	(11,505)
	USD	127,249	GBP	91,000	04/07/2021	—	(1,796)

						9,833	(14,595)

Canadian Imperial Bank of Commerce	USD	43,447	CAD	55,000	04/07/2021	319	—
	USD	89,200	JPY	9,500,000	04/07/2021	—	(3,397)

						319	(3,397)

Citibank N.A.	CAD	76,000	USD	60,617	04/07/2021	140	—
	CAD	1,197,000	USD	952,381	05/06/2021	—	(175)
	DKK	1,197,000	USD	195,261	04/07/2021	6,557	—
	EUR	18,000	USD	21,413	04/07/2021	304	—
	EUR	740,000	USD	869,278	05/06/2021	940	—
	JPY	756,701,000	USD	7,092,952	04/07/2021	258,520	—
	MXN	5,263,000	USD	254,175	04/07/2021	—	(3,288)
	MXN	4,433,000	USD	216,144	05/06/2021	—	(36)
	PLN	400,000	USD	106,903	04/07/2021	5,684	—
	SGD	171,000	USD	126,946	05/06/2021	—	(152)
	USD	107,298	AUD	138,000	04/07/2021	—	(2,479)
	USD	992,884	CAD	1,248,000	04/07/2021	220	—
	USD	309,032	EUR	256,000	04/07/2021	—	(8,815)
	USD	19,750	JPY	2,150,000	04/07/2021	—	(332)
	USD	260,470	MXN	5,373,000	04/07/2021	2,374	—
	USD	126,968	SGD	171,000	04/07/2021	150	—
	USD	79,253	ZAR	1,200,000	04/07/2021	2,036	—
	USD	93,737	AUD	123,000	05/06/2021	—	(297)
	USD	40,578	CAD	51,000	05/06/2021	7	—

						276,932	(15,574)

Goldman Sachs International	CNH	520,000	USD	79,049	04/07/2021	—	(159)
	TRY	340,000	USD	40,284	04/07/2021	—	(707)
	TRY	40,000	USD	4,606	05/06/2021	—	(119)
	USD	80,174	CNH	520,000	04/07/2021	—	(966)
	USD	38,437	MXN	830,000	04/07/2021	2,167	—
	USD	41,733	TRY	340,000	04/07/2021	—	(741)
	USD	78,884	CNH	520,000	05/06/2021	150	—

						2,317	(2,692)

HSBC Bank PLC	MYR	69,000	USD	17,016	04/07/2021	358	—
	SGD	146,000	USD	110,027	04/07/2021	1,494	—

						1,852	—

JPMorgan Chase Bank N.A	CAD	103,000	USD	81,966	05/06/2021	—	—
	GBP	14,000	USD	19,314	04/07/2021	13	—
	JPY	4,200,000	USD	39,361	04/07/2021	1,427	—
	JPY	769,182,000	USD	6,977,783	05/06/2021	28,746	—
	NOK	1,411,000	USD	163,790	04/07/2021	—	(1,178)
	SEK	321,000	USD	38,117	04/07/2021	1,361	—
	USD	19,090	EUR	16,000	04/07/2021	—	(326)
	USD	39,057	GBP	28,000	04/07/2021	—	(456)
	USD	6,975,841	JPY	769,182,000	04/07/2021	—	(28,682)
	USD	39,380	NOK	340,000	04/07/2021	371	—

						31,918	(30,642)

Morgan Stanley & Co. International PLC	AUD	1,466,000	USD	1,136,272	04/07/2021	22,763	—
	AUD	1,213,000	USD	921,789	05/06/2021	297	—
	CAD	1,120,000	USD	884,093	04/07/2021	—	(7,155)
	EUR	109,000	USD	130,714	04/07/2021	2,887	—
	JPY	2,100,000	USD	19,792	04/07/2021	825	—
	NOK	176,000	USD	20,554	04/07/2021	—	(24)
	NOK	1,244,000	USD	145,278	05/06/2021	—	(168)
	SEK	77,000	USD	9,127	04/07/2021	310	—
	USD	960,721	AUD	1,263,000	04/07/2021	—	(1,402)
	USD	59,467	CAD	75,000	04/07/2021	215	—
	USD	165,389	NOK	1,414,000	04/07/2021	—	(69)
	USD	61,850	NZD	87,000	04/07/2021	—	(1,089)
	USD	37,996	AUD	50,000	05/06/2021	—	(12)
	USD	20,554	NOK	176,000	05/06/2021	24	—
	ZAR	2,850,000	USD	190,713	04/07/2021	—	(2,347)

						27,321	(12,266)

Royal Bank of Canada	CAD	53,000	USD	42,612	04/07/2021	437	—
	JPY	7,391,000	USD	66,681	05/06/2021	—	(92)
	MXN	110,000	USD	5,292	04/07/2021	—	(89)

						437	(181)

Standard Chartered Bank	MYR	472,000	USD	116,483	04/07/2021	2,528	—
	MYR	541,000	USD	130,221	05/06/2021	—	(416)
	USD	198,897	EUR	167,000	04/07/2021	—	(3,052)
	USD	130,349	MYR	541,000	04/07/2021	264	—

						2,792	(3,468)

State Street Bank & Trust Company	EUR	511,000	USD	614,777	04/07/2021	15,515	—
	GBP	17,000	USD	23,457	05/06/2021	19	—
	JPY	4,262,000	USD	39,994	04/07/2021	1,500	—
	SEK	322,000	USD	38,138	04/07/2021	1,268	—
	SGD	25,000	USD	18,764	04/07/2021	179	—

						18,481	—

Toronto Dominion Bank	CAD	254,000	USD	200,849	04/07/2021	—	(1,274)
	GBP	1,214,000	USD	1,692,080	04/07/2021	18,456	—
	NZD	87,000	USD	60,778	04/07/2021	17	—
	USD	351,326	GBP	252,000	04/07/2021	—	(3,918)
	USD	60,776	NZD	87,000	05/06/2021	—	(18)

						18,473	(5,210)

UBS AG	CHF	16,000	USD	17,025	05/06/2021	82	—
	EUR	10,936,000	USD	13,283,511	04/07/2021	458,598	—
	EUR	11,221,000	USD	13,180,490	05/06/2021	13,431	—
	MXN	830,000	USD	39,216	04/07/2021	—	(1,387)

	USD	17,011	CHF	16,000	04/07/2021	—	(82)
	USD	13,172,332	EUR	11,221,000	04/07/2021	—	(13,193)
	USD	110,442	ZAR	1,650,000	04/07/2021	1,330	—
	ZAR	300,000	USD	20,059	04/07/2021	—	(263)
	ZAR	1,650,000	USD	110,018	05/06/2021	—	(1,313)

						473,441	(16,238)

Westpac Banking Corp.	NZD	23,000	USD	15,992	05/06/2021	—	(70)

Unrealized Appreciation/(Depreciation)						$879,439	$(114,231)

AUD -	Australian Dollar
CAD -	Canadian Dollar
CHF -	Swiss Franc
CNH -	Chinese Yuan Renminbi
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
ILS -	Israeli New Shekel
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
TRY -	Turkish Lira
USD -	United States Dollar
ZAR -	South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$74,457,425	—	$—	$74,457,425
Exchange-Traded Funds	1,512,994	—	—	1,512,994
U.S. Corporate Bonds & Notes	—	2,102,211	—	2,102,211
Foreign Corporate Bonds & Notes	—	177,955	—	177,955
Foreign Government Obligations	—	24,971,037	—	24,971,037
U.S. Government Treasuries	—	13,753,315	—	13,753,315
Repurchase Agreements	—	2,700,000	—	2,700,000

Total Investments at Value	$75,970,419	$43,704,518	$—	$119,674,937

Other Financial Instruments:+
Futures Contracts	$6,165	$—	$—	$6,165
Forward Foreign Currency Contracts	—	879,439	—	879,439

Total Other Financial Instruments	$6,165	$879,439	$—	$885,604

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$37,230	$—	$—	$37,230
Forward Foreign Currency Contracts	—	114,231	$—	114,231

Total Other Financial Instruments	$37,230	$114,231	$—	$151,461

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2021 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of March 31, 2021 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	1.76%	$1,855,000
SA Wellington Government and Quality Bond	85.74	90,345,000
SA Wellington Strategic Multi-Asset	0.62	650,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $105,370,000, a repurchase price of $105,370,015, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	08/15/2028	$97,841,000	$108,116,185

As of March 31, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	1.75%	$1,310,000
SA Wellington Government and Quality Bond	85.73	64,295,000
SA Wellington Strategic Multi-Asset	0.60	450,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,021, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	08/15/2048	$67,550,000	$76,446,202

As of March 31, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	1.75%	$1,135,000
SA Wellington Government and Quality Bond	85.73	55,725,000
SA Wellington Strategic Multi-Asset	0.60	390,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,009, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.75%	08/15/2042	$61,376,600	$66,297,550

As of March 31, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	1.75%	$1,745,000
SA Wellington Government and Quality Bond	85.73	85,730,000
SA Wellington Strategic Multi-Asset	0.61	605,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,014, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.13%	07/15/2023	$102,204,000	$102,071,128

As of March 31, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	1.75%	$1,745,000
SA Wellington Government and Quality Bond	85.73	85,730,000
SA Wellington Strategic Multi-Asset	0.61	605,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,014, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	03/31/2028	$102,945,000	$102,015,577

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.